PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 1.8%
Canada 0.2%
Evergreen Credit Card Trust, Series 2024-CRT04, Class C, 144A	5.640%	10/15/28		5,600	$5,608,331
Germany 0.4%
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-01A, Class A2, 144A	4.292	06/28/50	EUR	7,900	9,050,671
Spain 0.0%
LSF11 Boson Investments Sarl Compartment 2, Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	11/25/60	EUR	102	118,159
United Kingdom 0.1%
NewDay Funding, Series 2024-01A, Class B, 144A, SONIA + 1.650% (Cap N/A, Floor 0.000%)	5.387(c)	03/15/32	GBP	2,600	3,516,583
United States 1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month SOFR + 2.769% (Cap N/A, Floor 2.655%)	4.192(c)	08/25/32		45	44,995
Series 2002-03, Class M3, 1 Month SOFR + 2.964% (Cap N/A, Floor 2.850%)	6.689(c)	08/25/32		41	40,875

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		453	453,635
Chase Funding Trust, Series 2003-04, Class 2A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)	4.439(c)	05/25/33		122	121,866
EquiFirst Mortgage Loan Trust, Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)	4.319(c)	01/25/34		269	263,328
GreenSky Home Improvement Trust, Series 2024-01, Class A4, 144A	5.670	06/25/59		95	95,770
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		3,430	406,581
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		361	337,752
Series 2019-A, Class R, 144A	0.000	10/25/48		962	533,281

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		337	334,164
MASTR Asset-Backed Securities Trust, Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	4.739(c)	04/25/34		442	448,439
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM03, Class A3, 1 Month SOFR + 1.094% (Cap N/A, Floor 0.980%)	4.819(c)	02/25/33		10	10,570
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.516(c)	04/25/34		143	143,124
OneMain Financial Issuance Trust,
Series 2023-02A, Class C, 144A	6.740	09/15/36		1,300	1,328,185
Series 2023-02A, Class D, 144A	7.520	09/15/36		3,700	3,791,332

Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56		4,700	4,671,126
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.316(c)	11/25/31		328	328,586
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		726	727,278
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		376	377,048
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		3,525	3,520,294
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		1,698	1,691,327
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		869	845,678
Series 2024-03A, Class A2, 144A	5.880	10/30/59		3,698	3,566,888
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		349	348,922

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
United States (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES02, Class A1A, 144A	6.125%(cc)	02/25/64		240	$240,554
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		3,337	3,324,595
					27,996,193

Total Asset-Backed Securities (cost $45,556,541)					46,289,937
Commercial Mortgage-Backed Securities 2.0%
Canada 0.1%
BX Commercial Mortgage Trust, Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)	4.203(c)	11/15/41	CAD	3,981	2,860,679
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	102	72,341
					2,933,020
Cayman Islands 0.1%
BXMT Ltd., Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.308(c)	10/18/42		2,600	2,604,938
United States 1.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		1,000	786,830
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		1,000	746,830

Benchmark Mortgage Trust, Series 2020-B17, Class A4	2.042	03/15/53		6,200	5,600,876
CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52		9,087	9,034,359
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.086(cc)	05/10/47		1,665	890
Series 2016-P04, Class XB, IO	1.075(cc)	07/10/49		5,346	53
Series 2017-P08, Class A2	3.109	09/15/50		211	208,416

Commercial Mortgage Trust, Series 2014-UBS04, Class XB, IO, 144A	0.174(cc)	08/10/47		41,376	12,078
FHLMC Multifamily Structured Pass-Through Certificates,
Series K058, Class X1, IO	0.878(cc)	08/25/26		13,234	132
Series K090, Class X1, IO	0.705(cc)	02/25/29		22,150	364,817
Series K111, Class X1, IO	1.559(cc)	05/25/30		28,486	1,394,599
Series K113, Class X1, IO	1.365(cc)	06/25/30		115,602	4,994,016
Series K114, Class X1, IO	1.106(cc)	06/25/30		73,825	2,673,183
Series K116, Class X1, IO	1.402(cc)	07/25/30		47,295	2,114,386
Series K121, Class X1, IO	1.009(cc)	10/25/30		122,215	4,161,263
Series KG03, Class X1, IO	1.359(cc)	06/25/30		97,867	4,161,685
Series Q001, Class XA, IO	2.045(cc)	02/25/32		4,532	234,822
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.167(cc)	06/10/47		35,000	149,356
Series 2014-GC24, Class XB, IO	0.021(cc)	09/10/47		30,003	300
Series 2014-GC26, Class XB, IO	0.181(cc)	11/10/47		34,043	340

JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A3	3.109	07/15/50		1,604	1,591,147
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A4	1.915	05/13/53		5,000	4,405,618
Morgan Stanley Capital I Trust, Series 2020-HR08, Class XB, IO	0.853(cc)	07/15/53		54,413	1,708,209

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.816%(cc)	07/15/48		10,927	$109
Series 2016-LC24, Class XB, IO	0.853(cc)	10/15/49		20,910	2,913
					44,347,227

Total Commercial Mortgage-Backed Securities (cost $51,681,999)					49,885,185
Corporate Bonds 42.0%
Australia 0.1%
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	6.000	05/01/32		425	416,534
Sr. Unsec’d. Notes, 144A	6.250	05/01/34		270	262,575
Sr. Unsec’d. Notes, 144A	9.250	10/01/28		152	156,280

National Australia Bank Ltd., Sr. Unsec’d. Notes, MTN	5.100	10/16/35	AUD	3,000	2,022,881
PLS Group Ltd., Sr. Unsec’d. Notes, 144A	6.875	05/01/31		145	146,579
Westpac Banking Corp., Sr. Unsec’d. Notes, EMTN	3.310	07/31/34	CNH	2,000	310,876
					3,315,725
Brazil 0.8%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	8,603	11,462,804
Gtd. Notes	6.625	01/16/34	GBP	6,690	9,064,911

Suzano Austria GmbH, Gtd. Notes	6.000	01/15/29		200	202,496
					20,730,211
Bulgaria 0.5%
Bulgarian Energy Holding EAD,
Sr. Unsec’d. Notes	2.450	07/22/28	EUR	9,300	10,333,823
Sr. Unsec’d. Notes	4.250	06/19/30	EUR	1,800	2,052,713
					12,386,536
Canada 1.2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39		50	50,542
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		1,090	986,559
Gtd. Notes, 144A	5.000	02/15/29		175	133,875
Gtd. Notes, 144A	5.250	01/30/30		3,250	2,201,875
Gtd. Notes, 144A	5.250	02/15/31		2,000	1,237,500
Gtd. Notes, 144A	6.250	02/15/29		25	19,625
Gtd. Notes, 144A	7.000	01/15/28		375	338,314
Sr. Sec’d. Notes, 144A	4.875	06/01/28		300	279,690
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A	4.875	02/15/30		1,370	1,274,155
Gtd. Notes, 144A	6.250	09/15/27		1,275	1,273,343
Sr. Unsec’d. Notes, 144A	5.000	06/15/29		1,675	1,588,084
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		1,340	1,184,766
Sr. Unsec’d. Notes	3.750	02/15/52		955	655,387

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series JT, SOFR Index + 0.491%	4.190%(c)	09/30/26(oo)		500	$375,000
Ontario Electricity Financial Corp., Local Gov’t. Gtd. Notes, Series 40	4.026(s)	04/11/31	CAD	10,000	6,022,263
Ontario Power Generation, Inc., Sr. Unsec’d. Notes, MTN	4.248	01/18/49	CAD	3,500	2,156,600
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	2.500	10/15/31		1,775	1,551,456
Rogers Communications, Inc., Gtd. Notes	3.250	05/01/29	CAD	700	493,233
Royal Bank of Canada,
Jr. Sub. Notes	6.500(ff)	11/24/85		200	193,331
Jr. Sub. Notes	6.500(ff)	05/24/86		6,400	6,215,004
Jr. Sub. Notes	6.750(ff)	08/24/85		275	278,094

Vale Canada Ltd., Sr. Unsec’d. Notes	7.200	09/15/32		2,500	2,710,050
					31,218,746
Chile 0.4%
Chile Electricity Lux Mpc II Sarl,
Gov’t. Gtd. Notes	5.580	10/20/35		2,004	1,986,852
Gov’t. Gtd. Notes	5.672	10/20/35		3,786	3,782,611
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes	1.398	10/07/33	CHF	2,000	2,442,575
Sr. Unsec’d. Notes	1.693	10/30/31	CHF	2,000	2,504,768
					10,716,806
China 0.7%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	55,000	8,870,114
Alibaba Group Holding Ltd., Sr. Unsec’d. Notes	2.800	11/28/29	CNH	17,720	2,692,988
China Development Bank,
Sr. Unsec’d. Notes	4.300	08/02/32	CNH	27,000	4,577,039
Unsec’d. Notes	4.200	01/19/27	CNH	16,000	2,398,323
					18,538,464
Denmark 0.0%
Nykredit Realkredit A/S, Covered Bonds, Series 13H	1.000	07/01/30	DKK	3,000	431,440
France 3.0%
Agence Francaise de Developpement EPIC,
Sr. Unsec’d. Notes	3.000	01/17/34	EUR	5,000	5,437,731
Sr. Unsec’d. Notes, EMTN	5.750	10/09/30	IDR	100,000,000	5,157,824
BNP Paribas SA,
Sr. Non-Preferred Notes, EMTN	3.500	03/29/28	CNH	18,000	2,697,847
Sub. Notes, EMTN	4.625	03/09/27	AUD	370	258,840
BPCE SA,
Sr. Non-Preferred Notes, 144A, MTN	5.773(ff)	06/02/37		750	735,244
Sr. Non-Preferred Notes, Series 03	0.989	07/12/28	JPY	300,000	1,837,995
Sr. Preferred Notes, EMTN	3.610	01/25/29	CNH	4,000	611,326
Caisse des Depots et Consignations,
Sr. Unsec’d. Notes, EMTN	0.930	05/07/32	CHF	2,400	2,910,561
Sr. Unsec’d. Notes, EMTN	3.063	10/09/30	EUR	1,300	1,469,239

Credit Agricole Corporate & Investment Bank, Sr. Unsec’d. Notes, EMTN	3.500	04/29/29	CNH	17,000	2,586,769

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Credit Agricole SA,
Sr. Non-Preferred Notes, 144A, MTN	4.818%(ff)	09/25/33		2,580	$2,491,715
Sub. Notes, 144A, MTN	4.000(ff)	01/10/33		1,505	1,477,915
Sub. Notes, EMTN	4.200(ff)	05/29/34	AUD	400	268,260
Sub. Notes, EMTN	4.250(ff)	01/14/35	SGD	1,000	807,049
Electricite de France SA,
Sr. Unsec’d. Notes, MTN	5.636	08/28/35	AUD	5,560	3,768,048
Sr. Unsec’d. Notes, MTN	6.627	08/28/45	AUD	820	565,719
Sr. Unsec’d. Notes, Series MPLE	4.573	02/06/35	CAD	1,000	703,599
Gestion Securite de Stocks Securite SA,
Sr. Unsec’d. Notes, EMTN	2.875	09/07/32	EUR	1,100	1,212,940
Sr. Unsec’d. Notes, EMTN	3.000	11/25/31	EUR	2,000	2,244,303

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	5,000	5,064,001
Regie Autonome des Transports Parisiens EPIC, Sr. Unsec’d. Notes, EMTN	1.875	05/25/32	EUR	7,000	7,305,587
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN	1.500	05/29/37	EUR	1,700	1,511,120
Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	6,400	4,536,679
Societe Generale SA,
Sr. Non-Preferred Notes, 144A	3.337(ff)	01/21/33		2,415	2,166,754
Sr. Non-Preferred Notes, 144A, MTN	5.371(ff)	05/27/32		1,550	1,539,715
Sr. Non-Preferred Notes, EMTN	3.550	06/16/29	CNH	13,000	1,941,418
Sub. Notes, EMTN	5.000	05/19/27	AUD	220	152,904

Societe Nationale SNCF SACA, Sr. Unsec’d. Notes, EMTN	1.500	02/02/29	EUR	3,200	3,536,488
TDF Infrastructure SAS, Sr. Unsec’d. Notes	4.125	10/23/31	EUR	4,100	4,690,448
TotalEnergies SE, Jr. Sub. Notes, Series NC07, EMTN	1.625(ff)	10/25/27(oo)	EUR	5,500	6,147,076
					75,835,114
Germany 1.0%
Deutsche Bahn AG,
Jr. Sub. Notes, Series CB	1.600(ff)	07/18/29(oo)	EUR	4,200	4,474,927
Sr. Unsec’d. Notes, MTN	1.987	07/08/30	AUD	1,000	615,103
Deutsche Bank AG,
Sr. Non-Preferred Notes	3.669(s)	01/20/32	ITL	5,015,000	2,386,791
Sub. Notes	7.079(ff)	02/10/34		1,050	1,116,109
Sub. Notes, EMTN	4.000(ff)	06/24/32	EUR	4,000	4,620,809

Volkswagen Bank GmbH, Sr. Non-Preferred Notes, EMTN	4.000	11/26/30	EUR	11,000	12,644,848
					25,858,587
Hong Kong 0.5%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	9,300	10,466,376
Sun Hung Kai Properties Capital Market Ltd.,
Gtd. Notes, EMTN	3.150	07/11/28	CNH	13,000	1,970,191
Gtd. Notes, EMTN	3.160	01/25/28	CNH	4,000	602,501
Gtd. Notes, EMTN	3.200	08/14/27	CNH	5,000	751,275
					13,790,343

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	4.375%	06/27/30	EUR	1,000	$1,177,631
MVM Energetika Zrt, Sr. Unsec’d. Notes	0.875	11/18/27	EUR	5,430	6,031,428
					7,209,059
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	12,350	14,150,543
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	6,419	7,107,319
					21,257,862
Indonesia 0.4%
Freeport Indonesia PT, Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		2,490	2,424,637
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	1.875	11/05/31	EUR	7,500	7,595,828
					10,020,465
Israel 0.7%
Israel Electric Corp. Ltd.,
Sec’d. Notes, 144A, GMTN	3.750	02/22/32		600	546,174
Sr. Sec’d. Notes	7.875	12/15/26		5,889	5,943,120
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		1,000	977,620
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	200,000	1,285,653
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		8,650	8,921,783
					17,674,350
Italy 0.5%
Acquirente Unico SpA, Sr. Unsec’d. Notes	3.500	02/11/33	EUR	3,200	3,606,931
AMCO - Asset Management Co. SpA, Sr. Unsec’d. Notes, EMTN	3.250	04/02/30	EUR	2,225	2,539,235
Cassa Depositi e Prestiti SpA,
Sr. Unsec’d. Notes, EMTN	3.375	02/11/32	EUR	4,000	4,550,634
Sr. Unsec’d. Notes, EMTN	4.750	10/18/30	EUR	1,500	1,809,363
					12,506,163
Jamaica 0.0%
Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		351	35
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—

Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, 144A	8.625	08/01/32		775	797,766
					797,801
Japan 0.1%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	4.847(ff)	04/21/32		450	443,060
NTT Finance Corp., Sr. Unsec’d. Notes, 144A	4.876	07/16/30		1,575	1,558,483

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Japan (cont’d.)
SoftBank Group Corp.,
Sr. Unsec’d. Notes	5.750%	07/08/32	EUR	200	$220,237
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	1,300	1,482,118
					3,703,898
Kazakhstan 0.4%
Development Bank of Kazakhstan JSC, Sr. Unsec’d. Notes	3.350	09/01/28	CNH	50,000	7,571,030
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	4.875	04/29/31		2,600	2,507,960
					10,078,990
Luxembourg 0.8%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	9,850	10,857,130
Sr. Unsec’d. Notes, EMTN	1.625	04/20/30	EUR	2,400	2,546,068

Logicor Financing Sarl, Gtd. Notes, EMTN	1.625	07/15/27	EUR	4,300	4,886,068
P3 Group Sarl, Sr. Unsec’d. Notes, EMTN	1.625	01/26/29	EUR	1,900	2,086,280
					20,375,546
Malta 0.1%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		3,000	3,077,846
Mexico 1.6%
Comision Federal de Electricidad,
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.669(c)	12/15/36		4,725	4,301,733
Sr. Unsec’d. Notes(a)	6.500	01/28/51		405	384,191
Sr. Unsec’d. Notes, EMTN(a)	5.000	09/29/36		9,330	8,690,848
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		389	378,516
Sr. Sec’d. Notes	5.500	07/31/47		3,137	2,636,492
Petroleos Mexicanos,
Gtd. Notes	4.750	02/26/29	EUR	2,500	2,909,628
Gtd. Notes	5.350	02/12/28		34	33,868
Gtd. Notes	5.950	01/28/31		1,050	1,023,698
Gtd. Notes	6.700	02/16/32		1,585	1,572,502
Gtd. Notes	6.840	01/23/30		4,050	4,114,193
Gtd. Notes	9.500	09/15/27		1,000	1,047,830
Gtd. Notes(a)	9.500	09/15/27		6,378	6,649,065
Gtd. Notes	10.000	02/07/33		2,753	3,157,113
Gtd. Notes, 144A	6.700	02/16/32		1,800	1,785,384
Gtd. Notes, EMTN	2.750	04/21/27	EUR	1,270	1,450,324
Gtd. Notes, EMTN	6.750	09/21/47		28	22,904
					40,158,289
Netherlands 0.5%
Cooperatieve Rabobank UA,
Sr. Preferred Notes, GMTN	3.500	12/14/26	AUD	2,882	2,009,121
Sr. Preferred Notes, GMTN	9.298(s)	03/11/39	MXN	22,000	328,236

ING Groep NV, Sr. Unsec’d. Notes	4.803(ff)	03/23/32		375	368,323
Lineage Europe Finco BV, Gtd. Notes	4.125	11/26/31	EUR	7,100	8,044,923

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Netherlands (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes	3.150%	05/01/27		575	$568,319
Gtd. Notes	3.400	05/01/30		725	683,762
					12,002,684
Norway 0.0%
DNB Bank ASA, Sr. Non-Preferred Notes, 144A	4.832(ff)	03/30/32		1,170	1,153,164
Paraguay 0.2%
Bioceanico Sovereign Certificate Ltd., Sr. Sec’d. Notes	2.484(s)	06/05/34		7,060	5,758,691
Peru 0.3%
Lima Metro Line 2 Finance Ltd.,
Sr. Sec’d. Notes	4.350	04/05/36		1,818	1,712,351
Sr. Sec’d. Notes	5.875	07/05/34		3,083	3,127,560
Line One Peru Metro Expansion Co. Ltd.,
Sr. Sec’d. Notes, 144A	4.737	01/10/33		1,409	1,365,387
Sr. Sec’d. Notes, 144A	4.737	04/10/33		1,184	1,146,685
					7,351,983
Philippines 0.3%
Bangko Sentral ng Pilipinas International Bond, Sr. Unsec’d. Notes, Series A	8.600	06/15/27		3,560	3,673,279
Power Sector Assets & Liabilities Management Corp., Gov’t. Gtd. Notes	9.625	05/15/28		4,320	4,686,034
					8,359,313
Poland 0.2%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes	2.000	06/01/30	EUR	506	555,714
Gov’t. Gtd. Notes, EMTN	3.750	06/10/34	EUR	2,500	2,854,594
Gov’t. Gtd. Notes, EMTN	4.000	03/13/32	EUR	1,200	1,407,013
					4,817,321
Qatar 0.1%
QNB Finance Ltd.,
Gtd. Notes, EMTN	2.500	06/18/30	CNH	1,000	147,990
Gtd. Notes, EMTN	3.000	09/30/30	EUR	1,500	1,667,766
Gtd. Notes, EMTN	3.950	11/17/27	CNH	1,300	197,231
Gtd. Notes, MTN	4.900	02/01/28	AUD	250	173,651
					2,186,638
Russia 0.3%
Gazprom PJSC via Gaz Finance PLC,
Sr. Unsec’d. Notes	3.000	06/29/27		1,410	1,240,800
Sr. Unsec’d. Notes, EMTN	1.540	06/30/27	CHF	6,000	5,380,667
					6,621,467
Saudi Arabia 0.7%
Gaci First Investment Co.,
Gtd. Notes, EMTN	3.375	10/14/32	EUR	5,446	6,058,243
Gtd. Notes, EMTN	5.125	06/11/29	GBP	1,490	2,002,414

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Saudi Arabia (cont’d.)

Saudi Electricity Sukuk Programme Co., Sr. Unsec’d. Notes, EMTN	4.310%	01/22/29		4,000	$3,916,480
SNB Funding Ltd.,
Gtd. Notes, EMTN	2.450	01/30/29	CNH	30,000	4,445,774
Gtd. Notes, EMTN	2.600	10/30/30	CNH	2,000	293,170
					16,716,081
Singapore 0.0%
DBS Bank Ltd., Sr. Unsec’d. Notes, GMTN	1.920	08/20/28	CNH	5,000	741,805
South Africa 0.7%
Eskom Holdings, Gov’t. Gtd. Notes, MTN	6.350	08/10/28		16,350	16,595,250
South Korea 0.8%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	1.830	08/10/27	SEK	74,000	7,664,721
Korea Expressway Corp.,
Sr. Unsec’d. Notes, GMTN	2.310	04/28/32	SEK	80,000	7,824,737
Sr. Unsec’d. Notes, GMTN	3.030	05/11/32	CAD	7,500	5,091,038
					20,580,496
Spain 0.3%
Adif Alta Velocidad, Sr. Unsec’d. Notes, EMTN	3.250	05/31/29	EUR	5,000	5,780,148
Banco Santander SA, Sub. Notes	2.749	12/03/30		600	540,392
					6,320,540
Supranational Bank 0.7%
African Export-Import Bank (The), Sr. Unsec’d. Notes	3.798	05/17/31		300	272,358
Arab Energy Fund (The), Sr. Unsec’d. Notes, GMTN	2.660	03/28/28	CNH	25,000	3,730,608
Asian Infrastructure Investment Bank (The), Sr. Unsec’d. Notes, GMTN	9.858(s)	05/04/43	MXN	20,000	209,186
Corp. Andina de Fomento, Sr. Unsec’d. Notes	4.750	04/16/29	GBP	1,500	2,011,315
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, EMTN^	1.400	02/06/29	THB	10,000	295,336
European Investment Bank, Sr. Unsec’d. Notes, EMTN	1.000	02/25/28	PLN	3,985	1,012,067
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	5.500	05/08/31	PEN	1,000	289,417
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	6.630	07/24/28	MXN	33,700	1,876,859
Sr. Unsec’d. Notes, EMTN	1.928(s)	04/23/32	AUD	8,758	4,543,710
International Finance Corp.,
Sr. Unsec’d. Notes, GMTN	7.020	04/06/28	MXN	44,300	2,514,711
Sr. Unsec’d. Notes, GMTN	8.215(s)	01/27/37	MXN	78,000	1,693,937
					18,449,504
Switzerland 1.3%
UBS AG, Sr. Unsec’d. Notes, EMTN	3.550	05/27/31	CNH	120,000	18,478,982

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Switzerland (cont’d.)
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.494%(ff)	08/10/27		13,125	$13,120,096
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		1,925	1,746,986
					33,346,064
United Arab Emirates 1.0%
ADCB Finance Cayman Ltd.,
Gtd. Notes, EMTN	8.160	04/29/29	IDR	30,000,000	1,644,191
Gtd. Notes, MTN	4.500	10/25/27	AUD	2,270	1,574,828
DP World Ltd.,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	1,361	1,565,074
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	4,740	6,025,797
Emirates NBD Bank PJSC,
Sr. Unsec’d. Notes, EMTN	2.400	08/29/28	CNH	35,360	5,247,510
Sr. Unsec’d. Notes, EMTN	3.236	02/13/31	EUR	4,000	4,480,864
Sr. Unsec’d. Notes, EMTN	3.670	07/13/28	CNH	7,000	1,062,593
Sr. Unsec’d. Notes, EMTN	5.000	05/24/33	AUD	1,000	646,837

Emirates Telecommunications Group Co. PJSC, Sr. Unsec’d. Notes, EMTN	0.875	05/17/33	EUR	1,200	1,147,071
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	3.120	02/20/31	EUR	705	785,980
					24,180,745
United Kingdom 1.0%
Barclays Bank PLC,
Sr. Unsec’d. Notes, EMTN	2.750	09/24/29	CNH	17,000	2,567,317
Sr. Unsec’d. Notes, EMTN	3.600	04/30/27	CNH	12,000	1,801,646

Barclays PLC, Sr. Unsec’d. Notes, MTN	5.244	06/15/28	AUD	1,000	700,807
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes	8.000	07/01/31	EUR	1,230	1,367,647
Sr. Sec’d. Notes	8.125	05/14/30	GBP	1,063	1,337,773
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,625	1,814,770

Boots Group Finco LP, Sr. Sec’d. Notes	5.375	08/31/32	EUR	225	264,178
Hammerson Ireland Finance DAC, Gtd. Notes	1.750	06/03/27	EUR	6,897	7,857,618
HSBC Holdings PLC, Sr. Unsec’d. Notes	2.804(ff)	05/24/32		2,400	2,145,457
Lloyds Bank PLC, Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		2,800	2,073,372
Lloyds Banking Group PLC, Jr. Sub. Notes	6.413(ff)	10/01/35(oo)		120	124,679
Vmed O2 UK Financing I PLC, Sr. Sec’d. Notes	5.625	04/15/32	EUR	4,675	4,663,356
					26,718,620
United States 19.6%
Aethon IV Newco LLC, Sr. Unsec’d. Notes^(x)	0.000	09/30/31		1,550	1,550,000
Aflac, Inc.,
Sr. Unsec’d. Notes	0.500	12/17/29	JPY	100,000	587,172
Sr. Unsec’d. Notes	0.830	03/12/35	JPY	100,000	503,969
Sr. Unsec’d. Notes	0.932	01/25/27	JPY	80,000	501,025
Sr. Unsec’d. Notes	1.159	10/18/30	JPY	700,000	4,140,145
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		125	120,236

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, (cont’d.)
Gtd. Notes, 144A	5.750%	03/31/34		195	$181,304
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.625	11/13/32	GBP	5,600	7,268,934
Sr. Unsec’d. Notes	5.875	02/13/58	GBP	2,200	2,634,635

Altria Group, Inc., Gtd. Notes	3.125	06/15/31	EUR	2,900	3,259,515
American Honda Finance Corp.,
Sr. Unsec’d. Notes	2.850	06/27/28	EUR	2,300	2,624,338
Sr. Unsec’d. Notes	3.500	06/27/31	EUR	6,600	7,477,229

American International Group, Inc., Sr. Unsec’d. Notes, MTN	2.137	11/27/34	JPY	150,000	845,197
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29		1,250	1,246,185
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		579	615,345
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31		1,600	1,456,668
AT&T, Inc.,
Sr. Unsec’d. Notes	3.950	04/30/31	EUR	6,500	7,549,236
Sr. Unsec’d. Notes, Series MPLE	4.850	05/25/47	CAD	150	96,933
Sr. Unsec’d. Notes, Series MPLE	5.100	11/25/48	CAD	4,575	3,031,779
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		6,950	6,234,522
Sub. Notes, EMTN	8.125	06/02/28	GBP	500	706,250

Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29		1,550	1,570,431
Becton Dickinson & Co., Gtd. Notes	3.828	06/07/32	EUR	2,300	2,652,613
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49		11,754	11,366,509
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	0.440	09/13/29	JPY	2,240,000	13,282,580
Sr. Unsec’d. Notes	0.787	09/13/34	JPY	100,000	512,546
Sr. Unsec’d. Notes	0.965	09/13/39	JPY	300,000	1,300,128
Sr. Unsec’d. Notes	2.422	11/29/35	JPY	200,000	1,157,160

Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		1,220	1,217,766
Boeing Co. (The),
Sr. Unsec’d. Notes	3.500	03/01/39		390	310,957
Sr. Unsec’d. Notes	5.805	05/01/50		3,760	3,549,484

Booking Holdings, Inc., Sr. Unsec’d. Notes	3.125	05/09/31	EUR	3,500	3,942,012
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31		1,880	1,660,609
Broadcom, Inc., Sr. Unsec’d. Notes(h)	3.419	04/15/33		3,405	3,008,188
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		8,078	6,972,310
Carrier Global Corp., Sr. Unsec’d. Notes	4.500	11/29/32	EUR	3,000	3,591,136
Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125	08/01/33		795	791,490
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A(a)	4.250	02/01/31		723	640,098
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		695	414,914
Chubb INA Holdings LLC,
Gtd. Notes	2.500	08/06/30	CNH	10,000	1,503,173

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Chubb INA Holdings LLC, (cont’d.)
Gtd. Notes	2.750%	08/06/35	CNH	17,500	$2,656,754

Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		1,275	1,300,582
Citigroup Global Markets Holdings, Inc.,
Gtd. Notes, GMTN	3.790	09/28/28	HKD	6,000	762,093
Gtd. Notes, MTN, SOFR + 0.100%	3.763(c)	10/20/57		885	883,844
Gtd. Notes, MTN, SOFR ICE SWAP 10Y Index + 0.000% (Cap N/A, Floor 0.000%)	4.314(c)	09/21/27		1,500	1,500,623
Citigroup, Inc.,
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)		179	180,607
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		6,600	5,879,797
Sr. Unsec’d. Notes	3.057(ff)	01/25/33		1,595	1,429,881
Sr. Unsec’d. Notes, EMTN	6.500	08/16/30	GBP	7	9,825
Sub. Notes	5.827(ff)	02/13/35		1,230	1,230,044
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.875	11/01/29		635	641,148
Gtd. Notes, 144A	7.375	05/01/33		395	399,102

Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		2,011	1,974,743
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33		2,040	2,104,161
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33		225	221,220
Sr. Unsec’d. Notes, 144A	6.000	12/15/35		210	206,469

Constellation Energy Generation LLC, Sr. Unsec’d. Notes	4.625	02/01/29		2,770	2,747,465
Core & Main LP, Gtd. Notes, 144A	6.000	07/01/34		114	113,401
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30		430	403,407
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		1,125	1,038,200
Gtd. Notes, 144A	4.625	06/01/30		1,125	1,084,030

DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		425	436,839
Discovery Global Holdings, Inc., Gtd. Notes	4.054	03/15/29		30	29,447
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		500	452,761
Gtd. Notes	7.375	07/01/28(d)		250	239,552
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		7,800	7,989,648
Jr. Sub. Notes, Series H	6.500(ff)	08/17/26(oo)		5,045	5,047,296
Sr. Unsec’d. Notes	5.400	10/01/47		2,200	1,917,385
Sr. Unsec’d. Notes	6.000	06/15/48		2,350	2,194,820

Expand Energy Corp., Gtd. Notes	5.375	02/01/29		2,000	1,999,274
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	5,600	6,375,791
Fifth Third Bancorp, Sr. Unsec’d. Notes, 144A	5.982(ff)	01/30/30		2,792	2,856,068
Fortive Corp., Sr. Unsec’d. Notes	3.700	08/15/29	EUR	3,850	4,457,749
GC Homes Issuer PLC, Local Gov’t. Gtd. Notes^	6.716(cc)	07/28/60	GBP	1,011	1,400,549
General Electric Co., Sr. Unsec’d. Notes, Series A, MTN, H15N030D + (0.300)% (Cap N/A, Floor 0.000%)	3.390(c)	10/16/38		400	398,314
Global Payments, Inc., Sr. Unsec’d. Notes	4.875	03/17/31	EUR	700	825,088

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, EMTN	2.450%	04/29/31	CNH	6,000	$893,836
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		11,370	11,359,884
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		2,450	2,135,573
Sr. Unsec’d. Notes	2.383(ff)	07/21/32		1,770	1,546,648
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		9,660	8,594,249
Sr. Unsec’d. Notes	4.500	05/16/28	AUD	530	367,158
Sr. Unsec’d. Notes, EMTN	1.000	08/16/32	JPY	200,000	1,129,217
Sr. Unsec’d. Notes, EMTN	1.300	03/22/30	JPY	10,000	59,593
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 20Y Index + 0.000% (Cap 12.000%, Floor 5.220%)^	5.220(c)	08/24/30	EUR	5,000	5,902,975

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		19,080	16,980,939
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		2,000	2,210,753
Gtd. Notes, MTN	7.750	07/15/36		2,000	2,224,955
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		765	757,712
Gtd. Notes, 144A(a)	6.000	03/15/34		145	142,363

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	8.375	11/01/33		775	813,254
Housing & Urban Development Corp. Ltd. AID Bond, U.S. Gov’t. Gtd. Notes, 6 Month SOFR + 0.035%	4.717(c)	09/15/30		400	406,758
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		3,975	3,884,120
International Business Machines Corp., Sr. Unsec’d. Notes	3.000	02/03/31	EUR	4,100	4,591,312
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Sec’d. Notes	5.078	10/01/54		270	245,427
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	29,800,000	5,109,291
JPMorgan Chase Financial Co. LLC,
Gtd. Notes, EMTN	3.330	08/31/26	CNH	14,000	2,073,467
Gtd. Notes, EMTN	3.500	07/27/28	CNH	38,000	5,799,387

KB Home, Gtd. Notes	6.875	06/15/27		1,650	1,660,931
Kraft Heinz Foods Co., Gtd. Notes	4.875	10/01/49		15	12,112
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		75	71,455
Gtd. Notes, 144A	4.375	01/31/32		1,650	1,546,700
Level 3 Financing, Inc.,
Gtd. Notes, 144A	7.500	02/15/37		380	377,259
Sr. Sec’d. Notes, 144A	7.000	03/31/34		1,800	1,832,158

Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50		90	63,762
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29		3,000	2,851,435
Maple Parent Holdings Corp., Gtd. Notes, 144A	3.881	03/26/30	EUR	4,100	4,721,304
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		1,800	1,742,572
Medtronic Global Holdings SCA, Gtd. Notes	1.750	07/02/49	EUR	2,100	1,418,676
Medtronic, Inc.,
Gtd. Notes	2.950	10/15/30	EUR	9,000	10,162,441
Gtd. Notes	3.650	10/15/29	EUR	11,300	13,143,452

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250%	04/30/31		1,765	$1,696,615
Meta Platforms, Inc., Sr. Unsec’d. Notes	6.450	05/15/66		570	521,780
MetLife, Inc.,
Sr. Unsec’d. Notes	0.769	05/23/29	JPY	600,000	3,606,235
Sr. Unsec’d. Notes	1.415	03/07/31	JPY	700,000	4,131,410

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.146(s)	01/21/27	ITL(jj)	2,275,000	1,330,764
Morgan Stanley,
Jr. Sub. Notes, Series M	5.875(cc)	09/15/26(oo)		300	293,969
Sr. Unsec’d. Notes, EMTN	0.000	04/02/32		22,400	16,436,000
Sr. Unsec’d. Notes, EMTN	0.500(cc)	06/26/43	MXN	16,700	174,981
Sr. Unsec’d. Notes, EMTN	0.500(cc)	09/25/43	MXN	33,900	344,248
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	33,300	1,907,066
Sr. Unsec’d. Notes, EMTN	5.632(s)	10/05/26	IDR	2,000,000	109,531
Sr. Unsec’d. Notes, EMTN	7.118(s)	06/28/27	MXN	27,000	1,443,889
Sr. Unsec’d. Notes, EMTN	7.926(s)	04/05/32	MXN	71,000	2,316,956
Sr. Unsec’d. Notes, EMTN	7.950(s)	11/07/31	MXN	56,000	1,914,743
Sr. Unsec’d. Notes, GMTN(a)	1.875	03/06/30	EUR	1,100	1,181,049
Sr. Unsec’d. Notes, GMTN	3.749(ff)	11/07/36	EUR	8,200	9,099,885
Morgan Stanley Finance LLC,
Gtd. Notes, EMTN	3.100	03/08/28	CNH	5,000	753,200
Gtd. Notes, EMTN	3.460	08/10/28	CNH	2,000	304,598

Nestle Finance International Ltd., Gtd. Notes, EMTN	2.800	05/29/35	CNH	28,000	4,290,046
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30		315	318,247
Sr. Unsec’d. Notes(a)	6.625	05/15/32		185	187,012

NRG Energy, Inc., Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		650	693,205
OneMain Finance Corp., Gtd. Notes	4.000	09/15/30		1,500	1,376,294
ONEOK, Inc., Gtd. Notes	6.050	09/01/33		5,600	5,774,152
Oracle Corp.,
Sr. Unsec’d. Notes	5.875	09/26/45		680	558,801
Sr. Unsec’d. Notes(a)	6.700	02/04/56		1,190	1,050,420

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31		525	519,971
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		865	813,675
Prologis LP,
Sr. Unsec’d. Notes	3.250	09/11/29	CNH	63,660	9,636,654
Sr. Unsec’d. Notes	3.500	02/06/27	CNH	26,000	3,866,280
Prologis Yen Finance LLC,
Gtd. Notes	0.885	06/27/36	JPY	300,000	1,416,477
Gtd. Notes	0.972	09/25/28	JPY	700,000	4,260,395
Gtd. Notes	1.003	06/24/32	JPY	1,500,000	8,232,637
Gtd. Notes	1.222	06/22/35	JPY	200,000	1,009,395
Realty Income Corp.,
Sr. Unsec’d. Notes	3.375	06/20/31	EUR	6,600	7,452,454
Sr. Unsec’d. Notes	4.875	07/06/30	EUR	4,400	5,275,585
Sr. Unsec’d. Notes	5.000	10/15/29	GBP	6,300	8,441,858

Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/31		685	688,093
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	04/01/32		285	290,681

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375%	05/15/31		1,240	$1,217,857
Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48		4,040	4,188,888
Southaven Combined Cycle Generation LLC, Sec’d. Notes	3.846	08/15/33		73	69,925
Space Exploration Technologies Corp., Sr. Unsec’d. Notes, 144A	5.350	07/15/31		2,780	2,706,583
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	5.875	08/15/29		950	952,736
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		1,350	1,255,253
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		2,075	2,073,010
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.125	08/01/30		150	149,667
Gtd. Notes, 144A	5.750	01/15/28		2,723	2,750,207
Gtd. Notes, 144A	5.750	11/15/32		180	184,340
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30		675	650,899
Sr. Sec’d. Notes	4.625	06/15/28		275	272,395
Sr. Sec’d. Notes	5.125	11/01/27		280	279,833

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28		2,325	2,331,191
Time Warner Cable Enterprises LLC, Sr. Sec’d. Notes	8.375	07/15/33		2,065	2,250,434
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		20	19,001
Tote Shipholdings LLC, U.S. Gov’t. Gtd. Notes	3.400	10/16/40		91	77,957
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		130	133,641
Gtd. Notes, 144A	8.500	05/15/31		830	865,026

U.S. Bancorp, Jr. Sub. Notes(a)	3.700(ff)	01/15/27(oo)		18,150	17,972,196
U.S. Bank NA, Sr. Unsec’d. Notes, 3 Month SOFR + 0.012%	3.659(c)	08/09/47		3,414	3,381,948
United Airlines Holdings, Inc., Gtd. Notes	4.875	03/01/29		1,230	1,211,490
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29		950	933,428
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28		1,190	1,185,320
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)		1,315	1,306,210
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.750	01/15/36		725	759,039
Sr. Sec’d. Notes, 144A	7.750	05/01/35		240	265,699
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.500	04/08/31	GBP	1,400	1,662,350
Sr. Unsec’d. Notes, MTN	2.650	05/06/30	AUD	1,600	1,017,883
Sr. Unsec’d. Notes, MTN	3.000	03/23/31	AUD	1,000	628,338
Sr. Unsec’d. Notes, Series MPLE	4.050	03/22/51	CAD	3,200	1,812,371

Viatris, Inc., Gtd. Notes	3.850	06/22/40		4,410	3,372,623
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.250	12/01/26		4,000	3,997,385
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,650	2,662,015

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)		3,700	$3,710,254

Waste Connections, Inc., Sr. Unsec’d. Notes	4.550	09/04/36	CAD	1,139	804,698
Wells Fargo & Co.,
Sr. Unsec’d. Notes	4.000	04/27/27	AUD	4,198	2,930,262
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		7,890	7,266,701
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33		4,410	4,010,304
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		220	216,459
Gtd. Notes, 144A	5.500	04/15/34		155	150,919

WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	9,950	10,332,072
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	7.125	02/15/31		820	859,083
XPO, Inc., Gtd. Notes, 144A(a)	7.125	02/01/32		735	758,926
					501,651,893
Venezuela 0.1%
Petroleos de Venezuela SA, Sr. Sec’d. Notes	8.500	10/27/20(d)		1,388	1,483,772

Total Corporate Bonds (cost $1,122,891,213)					1,074,718,272
Floating Rate and Other Loans 1.0%
Costa Rica 0.0%
Costa Rica Titulos de Propiedad, Term Loan	5.950	04/27/33		500	603,386
Luxembourg 0.1%
HPS Speciality Loan Fund VI GP,
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/30/34		187	187,026
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/30/34		431	430,964
HPS Speciality Loan Fund VI IM,
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/29/34		281	280,539
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/29/34		646	646,446
					1,544,975
Netherlands 0.1%
International Park Holdings BV, 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	2,525	2,894,983
Panama 0.1%
Republic of Panama, Term Loan^	—(p)	07/28/31		3,000	3,448,034
United Kingdom 0.2%
International Schools Partnership, Facility B5 (USD II), 3 Month SOFR + 4.500%^	8.263(c)	07/06/31		2,574	2,538,149
The Boots Group, Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	1,200	1,625,095
					4,163,244

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
United States 0.5%
Anewhealth,
Term Loan^	— %(p)	06/23/33	665	$665,007
Term Loan^	—(p)	06/23/33	78	78,236

CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	01/29/30	2,749	2,732,814
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30	1,046	1,039,858
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30	776	768,446
Constellation Automotive Group Ltd.,
Term Loan^	—(p)	03/21/31	412	555,273
Term Loan^	—(p)	03/21/31	2,345	2,703,814

Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/03/28	224	39,286
Domain Greenbough Partner 2 LLC, Term Loan^	—(p)	01/23/32	727	725,037
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.845(c)	09/25/29	2,108	1,874,114
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.120(c)	04/30/30	586	572,144
Vantage Oracle WI, Term Loan, 1 Month SOFR + 2.500%^	6.080(c)	04/15/30	397	396,676
				12,150,705

Total Floating Rate and Other Loans (cost $24,521,449)				24,805,327
Municipal Bonds 0.2%
Louisiana 0.0%
Plaquemines Port Harbor & Terminal District, Taxable, Revenue Bonds, Series B(x)	12.000	12/01/34	4,900	1,151,798
Wisconsin 0.2%
Public Finance Authority, Taxable, Revenue Bonds, Series C	9.250	09/01/55	5,050	4,670,375

Total Municipal Bonds (cost $8,310,757)				5,822,173
Residential Mortgage-Backed Securities 1.1%
United States
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	641	624,792
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	10/25/41	1,000	1,004,672
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.166(c)	10/25/41	47	47,293
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	6.916(c)	11/25/41	260	261,826
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.766(c)	12/25/41	340	341,489
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	03/25/42	1,200	1,214,937
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.316(c)	07/25/44	164	164,417
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.616(c)	11/25/50	595	645,575
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.266(c)	01/25/34	217	216,922
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.016(c)	10/25/41	320	321,692
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	10/25/41	67	66,987
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.416(c)	11/25/41	814	816,373

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.966%(c)	09/25/41		150	$150,470
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.716(c)	09/25/41		3,350	3,355,226
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.966(c)	12/25/41		2,350	2,361,021
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.116(c)	01/25/42		100	100,625

Freddie Mac REMIC, Series 4166, Class IO, IO	3.500	02/15/43		3,036	458,187
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		1,500	1,501,889
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.589(c)	01/25/48		263	259,711
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.116(c)	05/25/33		4,865	4,895,004
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.968(c)	03/29/27		4,485	4,511,163
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.718(c)	09/27/28		3,834	3,875,107

Total Residential Mortgage-Backed Securities (cost $26,881,797)					27,195,378
Sovereign Bonds 35.9%
Andorra 0.2%
Andorra International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	02/23/27	EUR	700	799,391
Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	400	415,097
Sr. Unsec’d. Notes, EMTN	1.700	10/13/41	EUR	4,900	3,965,532
					5,180,020
Argentina 0.1%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33(d)	JPY	389,411	440,552
Sr. Unsec’d. Notes	0.500	07/09/29	EUR	173	178,940
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	1,637,456	1,543,750
Sr. Unsec’d. Notes	0.670(cc)	12/31/38(d)	JPY	70,829	69,024
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	1,812	1,778
Sr. Unsec’d. Notes	4.330	12/31/33	JPY	48,663	55,054
					2,289,098
Australia 0.1%
Northern Territory Treasury Corp., Local Gov’t. Gtd. Notes	5.750	04/21/37	AUD	2,000	1,382,668
Austria 0.1%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, Series 30Y, 144A, MTN	5.375	12/01/34	CAD	2,349	1,825,529
Belize 0.1%
Platinum for Belize Blue Investment Co. LLC, Sec’d. Notes	4.470	10/20/40		3,450	2,977,937
Bermuda 0.0%
Bermuda Government International Bond, Sr. Unsec’d. Notes	5.000	07/15/32		575	568,244
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		8,365	8,369,535

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazilian Government International Bond,
Sr. Unsec’d. Notes	4.000%	04/23/30	EUR	1,095	$1,249,794
Sr. Unsec’d. Notes	4.875	04/23/33	EUR	3,355	3,793,376
Sr. Unsec’d. Notes	5.500	04/23/36	EUR	3,830	4,352,083
Sr. Unsec’d. Notes	8.250	01/20/34		1,460	1,629,521
Sr. Unsec’d. Notes	10.250	01/10/28	BRL	2,890	559,682
					19,953,991
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	8,212	8,925,067
Canada 0.7%
Canadian Government Bond, Bonds	4.000	06/01/41	CAD	650	472,713
Canadian Government Real Return Bond, Bonds	0.250	12/01/54	CAD	243	110,362
City of Montreal, Sr. Unsec’d. Notes	3.900	09/01/35	CAD	4,000	2,792,966
City of Toronto, Unsec’d. Notes	3.250	06/24/46	CAD	3,000	1,682,534
Province of Alberta, Unsec’d. Notes	3.050	12/01/48	CAD	3,500	1,886,807
Province of British Columbia, Unsec’d. Notes	2.800	06/18/48	CAD	3,000	1,542,640
Province of Manitoba, Unsec’d. Notes	3.200	03/05/50	CAD	3,000	1,632,136
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	3,000	1,771,131
Province of Quebec, Unsec’d. Notes, MTN	4.562(s)	10/01/39	CAD	8,000	3,082,441
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	3,500	1,990,682
					16,964,412
Chile 0.2%
Bonos de la Tesoreria de la Republica, Bonds	2.000	03/01/35	CLP	5	210,360
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000	03/01/35	CLP	505,000	519,578
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	1,884	2,065,255
Sr. Unsec’d. Notes	3.875	07/09/31	EUR	200	231,527
Sr. Unsec’d. Notes	4.375	08/03/38	EUR	2,200	2,502,707
					5,529,427
China 2.7%
China Government Bond,
Sr. Unsec’d. Notes	2.390	03/15/29	CNH	500	76,019
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	2,000	302,018
Sr. Unsec’d. Notes	3.600	05/21/30	CNH	21,500	3,440,635
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	16,000	2,833,990
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	71,500	13,091,941
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	81,500	14,433,403
Sr. Unsec’d. Notes	4.100	05/21/45	CNH	62,000	11,709,570
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	41,500	6,977,704
Sr. Unsec’d. Notes	4.290	05/22/29	CNH	3,500	560,468

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Sr. Unsec’d. Notes	4.400%	12/12/46	CNH	49,000	$9,709,431
Sr. Unsec’d. Notes	4.500	05/22/34	CNH	24,000	4,290,124

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.150	06/18/27	CNH	4,000	606,346
					68,031,649
Colombia 1.4%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	9,300	10,631,744
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	2,450	2,772,725
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	3,690	4,138,406
Sr. Unsec’d. Notes	8.000	04/20/33		1,600	1,725,328
Sr. Unsec’d. Notes	8.375	02/15/27		7,474	7,558,531
Sr. Unsec’d. Notes	9.850	06/28/27	COP	23,612,000	7,413,784
Sr. Unsec’d. Notes	11.850	03/09/28		1,000	1,096,590
					35,337,108
Costa Rica 0.1%
Costa Rica Government International Bond,
Bonds, 144A	5.500	11/21/30	EUR	1,250	1,488,945
Sr. Unsec’d. Notes	6.550	04/03/34		1,000	1,048,880
					2,537,825
Cyprus 0.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	7,550	6,553,132
Sr. Unsec’d. Notes, EMTN	2.250	04/16/50	EUR	2,000	1,691,948
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	3,000	2,825,609
					11,070,689
Czech Republic 0.2%
Czech Republic Government Bond, Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	115,000	4,552,398
Denmark 0.1%
Denmark Government Bond,
Bonds	0.100	11/15/34	DKK	1,045	147,135
Bonds, Series 10Y	0.500	11/15/27	DKK	12,110	1,823,300
Bonds, Series 10Y	0.500	11/15/29	DKK	4,300	619,772
Bonds, Series 31Y	4.500	11/15/39	DKK	1,800	317,108
Bonds, Series 32Y	0.250	11/15/52	DKK	5,000	361,701
					3,269,016
Dominican Republic 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		1,000	936,910
Sr. Unsec’d. Notes	5.875	10/28/35		3,800	3,668,178
					4,605,088
Ecuador 0.5%
Amazon Conservation DAC,
Sr. Sec’d. Notes	6.034	01/16/42		2,770	2,748,961
Sr. Sec’d. Notes, 144A	6.034	01/16/42		9,000	8,931,641

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500%(cc)	07/31/40		452	$325,443
Sr. Unsec’d. Notes	5.500(cc)	07/31/40		221	158,785
Sr. Unsec’d. Notes	5.500(cc)	07/31/40		252	181,094
Sr. Unsec’d. Notes, Series S22	5.500(cc)	07/31/40		182	131,227

Ecuador Social Bond Sarl, Gov’t. Gtd. Notes^	0.350	01/30/35		15,840	275,616
GPS Blue Financing DAC, Sec’d. Notes	5.645	11/09/41		240	229,848
					12,982,615
Egypt 0.2%
Egypt Government International Bond, Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	4,700	5,333,088
Finland 0.1%
Kuntarahoitus OYJ, Local Gov’t. Gtd. Notes, EMTN	3.050	09/24/32	SEK	13,000	1,344,770
France 2.1%
Agence France Locale, Gtd. Notes, EMTN	3.125	03/20/34	EUR	2,300	2,528,260
Bpifrance SACA,
Gtd. Notes, EMTN	0.625	07/22/31	EUR	1,500	1,507,611
Gtd. Notes, EMTN	3.375	11/25/32	EUR	3,900	4,420,337
Gtd. Notes, EMTN	3.375	05/25/34	EUR	6,800	7,585,711

Caisse Francaise de Financement Local SA, Covered Bonds, EMTN	4.680	03/09/29	CAD	28,712	20,580,844
French Republic Government Bond OAT,
Bonds, Series OAT, 144A	0.500	05/25/72	EUR	100	27,583
Bonds, Series OATe, 144A	0.100	07/25/38	EUR	124	114,641
Bonds, Series OATi, 144A	0.550	03/01/39	EUR	108	101,520

Ile-de-France Mobilites, Sr. Unsec’d. Notes, EMTN	0.950	02/16/32	EUR	1,400	1,404,843
Region of Ile de France, Sr. Unsec’d. Notes, EMTN	2.900	04/30/31	EUR	1,700	1,917,362
SFIL SA, Sr. Unsec’d. Notes, EMTN	2.875	01/22/31	EUR	9,100	10,239,928
Societe Des Grands Projets EPIC, Sr. Unsec’d. Notes, EMTN	0.000	11/25/30	EUR	1,000	1,000,658
Ville de Paris, Sr. Unsec’d. Notes, EMTN	1.750	05/25/31	EUR	2,800	2,984,721
					54,414,019
Gabon 0.3%
Gabon Blue Bond Master Trust 2, Insured Notes	6.097	08/01/38		7,715	7,572,118
Germany 0.0%
Deutsche Bundesrepublik Inflation-Linked Bond, Bonds	0.100	04/15/46	EUR	134	118,730
State of North Rhine-Westphalia, Sr. Unsec’d. Notes, EMTN	7.500	06/08/27	MXN	500	28,700
					147,430

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Greece 3.5%
Hellenic Republic Government Bond,
Bonds	4.300%	02/24/27	EUR	99	$114,456
Bonds	4.300	02/24/28	EUR	64	74,807
Bonds	4.300	02/24/29	EUR	194	226,336
Bonds	4.300	02/24/30	EUR	501	580,793
Bonds	4.300	02/24/31	EUR	169	195,650
Bonds	4.300	02/24/32	EUR	158	183,356
Bonds	4.300	02/24/33	EUR	46	52,524
Bonds	4.300	02/24/34	EUR	95	108,198
Bonds	4.300	02/24/35	EUR	199	226,866
Bonds	4.300	02/24/36	EUR	131	150,356
Bonds	4.300	02/24/37	EUR	157	164,796
Bonds	4.300	02/24/38	EUR	268	304,187
Bonds	4.300	02/24/39	EUR	319	360,422
Bonds	4.300	02/24/40	EUR	378	424,432
Bonds	4.300	02/24/41	EUR	300	335,301
Bonds	4.300	02/24/42	EUR	923	1,042,907
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	60,000	59,893,458
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	7,585	5,290,319
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	10,199	12,422,551
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	5,400	6,457,409
					88,609,124
Guatemala 0.1%
Guatemala Government Bond,
Sr. Unsec’d. Notes	8.125	10/06/34		2,000	2,268,000
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		1,000	1,013,500
					3,281,500
Hong Kong 0.1%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	3.300	06/07/33	CNH	22,000	3,596,407
Hungary 0.7%
Hungary Government Bond, Bonds, Series 27/A	3.000	10/27/27	HUF	800,000	2,463,303
Hungary Government International Bond,
Sr. Unsec’d. Notes	2.125	09/22/31		1,375	1,177,358
Sr. Unsec’d. Notes	5.500	03/26/36		400	391,848
Sr. Unsec’d. Notes, Series 10Y	4.500	06/16/34	EUR	1,200	1,411,470
Sr. Unsec’d. Notes, Series 12Y	1.625	04/28/32	EUR	2,976	3,043,675
Magyar Export-Import Bank Zrt,
Gov’t. Gtd. Notes	4.500	11/27/31	EUR	5,066	5,892,974
Gov’t. Gtd. Notes	6.000	05/16/29	EUR	3,600	4,387,634
					18,768,262
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	10,300	11,709,617
Sr. Unsec’d. Notes	1.000	07/28/29	EUR	8,500	9,011,556
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	10,060	10,117,309
Sr. Unsec’d. Notes	2.500	10/31/30	CNH	25,000	3,717,132
Sr. Unsec’d. Notes	2.900	10/31/35	CNH	10,000	1,480,900
Sr. Unsec’d. Notes	3.650	09/10/32	EUR	3,200	3,557,717

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.750%	06/14/28	EUR	13,980	$16,115,072
Sr. Unsec’d. Notes, Series 13	1.790	05/20/39	JPY	1,100,000	5,161,748
					60,871,051
Israel 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	6.875	10/21/34	GBP	3,517	5,176,120
State of Israel, Sr. Unsec’d. Notes, EMTN	6.250	11/21/27		1,500	1,525,290
					6,701,410
Italy 3.6%
City of Milan, Sr. Unsec’d. Notes	4.019	06/29/35	EUR	6,958	7,906,713
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes, 144A	1.800	05/15/36	EUR	107	121,336
Sr. Unsec’d. Notes, Series 10Y	3.850	07/01/34	EUR	500	580,504
Sr. Unsec’d. Notes, Series 10Y	4.200	03/01/34	EUR	250	297,565
Sr. Unsec’d. Notes, Series 11Y	3.850	02/01/35	EUR	3,085	3,566,610
Sr. Unsec’d. Notes, Series 16Y, 144A	3.350	03/01/35	EUR	1,285	1,434,440
Sr. Unsec’d. Notes, Series VALR	4.100(cc)	10/10/28	EUR	1,000	1,184,423

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	5,813	5,871,945
Region of Lombardy, Sr. Unsec’d. Notes	5.804	10/25/32		2,590	2,341,723
Region of Piemont Italy, Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.155% (Cap N/A, Floor 0.000%)	2.671(c)	11/27/36	EUR	4,000	4,000,508
Region of Umbria, Sr. Unsec’d. Notes, 6 Month EURIBOR + 0.200%	2.789(c)	03/26/31	EUR	545	594,601
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.812(s)	02/20/31	EUR	5,458	5,407,362
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes, 144A	5.125	07/14/36		6,400	6,235,467
Sr. Unsec’d. Notes, 144A	6.000	07/14/56		4,500	4,276,663
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	7,892	9,380,596
Sr. Unsec’d. Notes, EMTN	4.425	03/28/36	EUR	1,400	1,631,119
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	1,635	2,021,451
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	17,100	22,483,729
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	2,200	2,674,457
Sr. Unsec’d. Notes, Series 10Y	2.875	10/17/29		3,300	3,135,111
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		1,492	1,064,347
Sr. Unsec’d. Notes, Series 30Y, MTN	5.375	06/15/33		5,900	6,071,768
					92,282,438
Japan 2.6%
Japan Government Ten Year Bond,
Bonds, Series 380	1.700	09/20/35	JPY	300,000	1,736,142
Bonds, Series 381	2.100	12/20/35	JPY	5,000,000	29,816,797

Japan Government Thirty Year Bond, Bonds, Series 88	3.200	09/20/55	JPY	4,200,000	22,714,679
Japan Government Twenty Year Bond,
Bonds, Series 159	0.600	12/20/36	JPY	350,000	1,755,549
Bonds, Series 189	1.900	06/20/44	JPY	377,000	1,842,056
Bonds, Series 194	2.700	09/20/45	JPY	1,471,700	8,024,992

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)

Japanese Government CPI Linked Bond, Bonds, Series 30	0.005%	03/10/35	JPY	102,970	$610,846
					66,501,061
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	5.509	07/29/36		2,965	2,947,951
Lebanon 0.0%
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		1,000	264,530
Malaysia 0.1%
Malaysia Government International Bond, Gtd. Notes, Series A	0.530	03/15/29	JPY	300,000	1,805,034
Malta 0.1%
Malta Government Bond,
Bonds, Series 16Y	1.200	05/13/37	EUR	1,000	863,386
Bonds, Series I	1.000	04/23/31	EUR	2,500	2,574,206
					3,437,592
Mexico 1.7%
Eagle Funding Luxco Sarl, Sr. Unsec’d. Notes, 144A	5.500	08/17/30		13,210	13,191,143
Mexican Udibonos, Bonds, Series S	3.250	11/12/43	MXN	10	421,455
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.125	01/17/30	EUR	10,100	10,599,067
Sr. Unsec’d. Notes	1.450	10/25/33	EUR	4,825	4,444,232
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	5,000	4,468,975
Sr. Unsec’d. Notes	3.500	09/19/29	EUR	1,020	1,165,792
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	704,676
Sr. Unsec’d. Notes	4.500	03/19/34	EUR	1,070	1,211,463
Sr. Unsec’d. Notes	5.125	03/19/38	EUR	3,600	4,014,865
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	340	326,836
Sr. Unsec’d. Notes, Series 28	2.000	04/20/38	JPY	300,000	1,392,005
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		875	969,681
					42,910,190
Montenegro 0.0%
Montenegro Government International Bond, Sr. Unsec’d. Notes	4.875	04/01/32	EUR	475	550,485
Morocco 0.1%
Morocco Government International Bond,
Sr. Unsec’d. Notes	3.875	04/02/29	EUR	1,200	1,382,908
Sr. Unsec’d. Notes, 144A	4.750	05/26/34	EUR	800	919,402
					2,302,310
New Zealand 0.2%
New Zealand Government Bond, Unsec’d. Notes, Series 528	0.250	05/15/28	NZD	8,000	4,441,484

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Norway 0.1%
Norway Government Bond, Sr. Unsec’d. Notes, Series 479, 144A	1.750%	02/17/27	NOK	22,000	$2,286,770
Oman 0.0%
Oman Government International Bond, Sr. Unsec’d. Notes	7.375	10/28/32		1,000	1,108,000
Panama 0.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	5.662	02/23/38		2,220	2,158,684
Sr. Unsec’d. Notes(a)	6.875	01/31/36		300	318,699
Sr. Unsec’d. Notes	8.125	04/28/34		5,659	6,394,670
					8,872,053
Paraguay 0.0%
Paraguay Government International Bond, Sr. Unsec’d. Notes	2.739	01/29/33		200	174,588
Peru 0.5%
Peru Government Bond, Bonds	5.940	02/12/29	PEN	6,000	1,870,771
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	1,200	1,167,495
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	9,408	10,857,298
					13,895,564
Philippines 1.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	5,365	5,755,518
Sr. Unsec’d. Notes	1.200	04/28/33	EUR	1,350	1,284,726
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	1,085	849,230
Sr. Unsec’d. Notes	3.625	02/04/32	EUR	1,000	1,130,444
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	4,000	4,512,460
Sr. Unsec’d. Notes, Series 11	0.990	08/15/28	JPY	800,000	4,879,796
Sr. Unsec’d. Notes, Series 15	0.590	08/15/29	JPY	1,700,000	10,058,641
					28,470,815
Poland 0.2%
Republic of Poland Government Bond,
Bonds	1.750	08/25/31	PLN	429	110,504
Bonds, Series 0428	2.750	04/25/28	PLN	1,000	260,993
Bonds, Series 0429	5.750	04/25/29	PLN	1,000	275,500
Bonds, Series 0432	1.750	04/25/32	PLN	1,000	221,761
Bonds, Series 0527	3.750	05/25/27	PLN	1,000	267,474
Bonds, Series 0727	2.500	07/25/27	PLN	1,000	264,066
Bonds, Series 0728	7.500	07/25/28	PLN	5,000	1,415,661
Bonds, Series 0729	4.750	07/25/29	PLN	1,000	268,250
Bonds, Series 1026	0.250	10/25/26	PLN	1,000	265,459
Bonds, Series 1029	2.750	10/25/29	PLN	1,000	252,209
Bonds, Series 1030	1.250	10/25/30	PLN	1,000	230,211
Bonds, Series 1033	6.000	10/25/33	PLN	1,000	275,507
Bonds, Series 1034	5.000	10/25/34	PLN	1,000	257,572

Republic of Poland Government International Bond, Sr. Unsec’d. Notes, EMTN	3.220	08/04/34	JPY	100,000	643,582
					5,008,749

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal 0.1%
Autonomous Region of the Azores,
Sr. Unsec’d. Notes	0.491%	10/01/27	EUR	400	$447,548
Sr. Unsec’d. Notes	1.006	06/15/29	EUR	300	323,993
Sr. Unsec’d. Notes	1.095	09/27/36	EUR	600	512,664
Sr. Unsec’d. Notes	2.163	04/06/32	EUR	500	528,507
Sr. Unsec’d. Notes	3.720	10/17/28	EUR	400	464,382

Regiao Autonoma Madeira, Sr. Unsec’d. Notes	1.141	12/04/34	EUR	1,000	903,855
					3,180,949
Romania 0.9%
Romania Government Bond,
Bonds, Series 04Y	7.200	10/28/26	RON	500	110,060
Bonds, Series 04Y	7.200	05/31/27	RON	500	110,666
Bonds, Series 05Y	4.250	04/28/36	RON	500	90,470
Bonds, Series 05Y	6.300	04/25/29	RON	500	109,195
Bonds, Series 06Y	8.750	10/30/28	RON	500	115,186
Bonds, Series 07Y	2.500	10/25/27	RON	500	105,219
Bonds, Series 07Y	8.000	04/29/30	RON	500	114,486
Bonds, Series 08Y	4.150	01/26/28	RON	500	106,591
Bonds, Series 08Y	4.850	07/25/29	RON	500	104,850
Bonds, Series 08Y	7.350	04/28/31	RON	500	112,803
Bonds, Series 10Y	4.150	10/24/30	RON	500	99,872
Bonds, Series 10Y	5.000	02/12/29	RON	500	106,241
Bonds, Series 10Y	6.700	02/25/32	RON	500	109,135
Bonds, Series 10Y	7.200	10/30/33	RON	500	112,205
Bonds, Series 10Y	8.250	09/29/32	RON	500	117,569
Bonds, Series 11Y	7.100	07/31/34	RON	500	111,784
Bonds, Series 15Y	3.650	09/24/31	RON	500	96,250
Bonds, Series 15Y	4.750	10/11/34	RON	500	95,778
Bonds, Series 15Y	5.800	07/26/27	RON	500	109,496
Bonds, Series 15Y	7.900	02/24/38	RON	500	117,653
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	3,600	3,676,551
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,511,120
Sr. Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,251,303
Sr. Unsec’d. Notes, EMTN	2.124	07/16/31	EUR	2,000	2,042,528
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,145,712
Sr. Unsec’d. Notes, EMTN	3.375	02/08/38	EUR	2,138	1,919,415
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	1,000	1,011,855
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,010,655
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	1,786	1,697,399
Sr. Unsec’d. Notes, EMTN	6.750	07/11/39	EUR	1,003	1,196,929
Sr. Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	796,284
					22,415,260
San Marino 0.0%
San Marino International Bond, Sr. Unsec’d. Notes, Series 5Y	3.625	04/30/31	EUR	100	115,347
Saudi Arabia 0.6%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	16,656	14,669,245
Serbia 0.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	6,000	6,404,065

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes	2.125%	12/01/30		9,015	$7,829,347
Sr. Unsec’d. Notes, 144A	4.875	05/06/38	EUR	4,330	4,862,419
					19,095,831
Slovakia 0.1%
Slovakia Government Bond, Bonds, Series 247	3.625	06/08/33	EUR	1,530	1,771,833
Slovakia Government International Bond, Sr. Unsec’d. Notes, Series 10Y	1.915	05/10/34	CHF	300	388,050
					2,159,883
Slovenia 0.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	100	100,572
Slovenia Government International Bond, Sr. Unsec’d. Notes	5.000	09/19/33		3,200	3,234,016
					3,334,588
South Africa 0.0%
Republic of South Africa Government Bond - CPI Linked, Sr. Unsec’d. Notes, Series 2046	2.500	03/31/46	ZAR	5,565	255,792
Spain 2.2%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	4.690	10/28/34	EUR	598	717,914
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 12.000%, Floor 5.480%)	5.480(c)	05/11/29	EUR	1,000	1,212,157
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,250	4,039,063
Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	2,100	2,825,472
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	10,600	6,337,094
Sr. Unsec’d. Notes, 144A	1.200	10/31/40	EUR	2,500	2,040,038
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	4,200	4,063,325
Spain Government Bond Coupon Strips,
Bonds	0.449(s)	07/30/29	EUR	438	461,969
Sr. Unsec’d. Notes	1.296(s)	07/30/41	EUR	436	273,910
Sr. Unsec’d. Notes, Series CAC(k)	0.579(s)	07/30/29	EUR	3,600	3,790,787
Sr. Unsec’d. Notes, Series CAC	1.128(s)	07/30/36	EUR	862	690,125
Sr. Unsec’d. Notes, Series CAC	1.212(s)	07/30/37	EUR	862	662,135
Sr. Unsec’d. Notes, Series CAC	1.297(s)	07/30/38	EUR	862	635,061
Sr. Unsec’d. Notes, Series CAC	1.365(s)	07/30/42	EUR	300	179,985
Sr. Unsec’d. Notes, Series CAC	1.405(s)	07/30/43	EUR	300	169,859
Sr. Unsec’d. Notes, Series CAC	1.455(s)	07/30/44	EUR	300	161,760
Sr. Unsec’d. Notes, Series CAC	1.475(s)	07/30/45	EUR	300	153,946
Sr. Unsec’d. Notes, Series CAC	1.485(s)	07/30/46	EUR	300	147,151
Sr. Unsec’d. Notes, Series CAC	1.504(s)	07/30/47	EUR	300	141,018
Sr. Unsec’d. Notes, Series CAC	1.514(s)	07/30/48	EUR	300	134,818
Sr. Unsec’d. Notes, Series CAC	1.544(s)	07/30/49	EUR	300	129,093
Sr. Unsec’d. Notes, Series CAC	1.564(s)	07/30/50	EUR	300	129,949
Sr. Unsec’d. Notes, Series CAC	1.594(s)	07/30/51	EUR	300	116,753
Sr. Unsec’d. Notes, Series CAC	1.623(s)	07/30/52	EUR	300	112,660
Sr. Unsec’d. Notes, Series CAC	1.663(s)	07/30/53	EUR	300	105,451
Sr. Unsec’d. Notes, Series CAC	1.683(s)	07/30/54	EUR	300	99,473
Sr. Unsec’d. Notes, Series CAC	1.703(s)	07/30/55	EUR	300	96,955
Sr. Unsec’d. Notes, Series CAC	1.732(s)	07/30/56	EUR	300	89,088
Sr. Unsec’d. Notes, Series CAC	1.772(s)	07/30/57	EUR	300	88,133

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Spain Government Bond Coupon Strips, (cont’d.)
Sr. Unsec’d. Notes, Series CAC	1.782%(s)	07/30/58	EUR	300	$86,705
Sr. Unsec’d. Notes, Series CAC	1.812(s)	07/30/59	EUR	300	78,572
Sr. Unsec’d. Notes, Series CAC	1.851(s)	07/30/60	EUR	300	76,300
Sr. Unsec’d. Notes, Series CAC	1.871(s)	07/30/61	EUR	300	71,088
Sr. Unsec’d. Notes, Series CAC	1.891(s)	07/30/62	EUR	300	65,312
Sr. Unsec’d. Notes, Series CAC	1.921(s)	07/30/63	EUR	300	61,646
Sr. Unsec’d. Notes, Series CAC	1.950(s)	07/30/64	EUR	300	62,965
Sr. Unsec’d. Notes, Series CAC	1.980(s)	07/30/65	EUR	300	60,108
Sr. Unsec’d. Notes, Series CAC	2.010(s)	07/30/66	EUR	300	58,823
Sr. Unsec’d. Notes, Series CSTP	0.320(s)	01/31/33	EUR	2,100	1,958,053
Sr. Unsec’d. Notes, Series CSTP	0.958(s)	01/31/35	EUR	168	142,765
Sr. Unsec’d. Notes, Series CSTP	1.027(s)	01/31/36	EUR	168	136,202
Sr. Unsec’d. Notes, Series CSTP	1.078(s)	01/31/37	EUR	168	130,374

Spain Government Bond Principal Strips, Sr. Unsec’d. Notes, Series PSTR	0.794(s)	07/30/41	EUR	1,700	1,052,272
Spain Government Inflation-Linked Bond, Sr. Unsec’d. Notes, 144A	1.150	11/30/36	EUR	106	118,313
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	16,080	21,728,167
					55,692,807
Sweden 0.1%
Svensk Exportkredit AB,
Sr. Unsec’d. Notes, EMTN	8.904(s)	06/25/27	ZAR	1,400	78,683
Sr. Unsec’d. Notes, EMTN	10.550(s)	03/30/32	MXN	43,890	1,479,658

Sweden Government Bond, Bonds, Series 1053	3.500	03/30/39	SEK	10,000	1,093,140
					2,651,481
Trinidad & Tobago 0.1%
Trinidad & Tobago Government International Bond, Sr. Unsec’d. Notes, 144A	6.500	01/28/36		2,215	2,241,779
Tunisia 0.0%
Tunisian Republic, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	554,665
Turkey 0.1%
Turkiye Government Bond,
Bonds	2.480	05/02/29	TRY	5,882	114,541
Bonds, Series 4Y, BIST Index + 0.000%	40.179(c)	01/09/30	TRY	8,130	168,781
Bonds, Series 4Y, BIST Index + 0.000%	41.017(c)	09/06/28	TRY	57,276	1,207,998
Bonds, Series 4Y, BIST Index + 0.000%	41.497(c)	05/17/28	TRY	47,324	1,004,616
					2,495,936
United Arab Emirates 0.3%
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	4.625	01/17/31	EUR	3,400	3,876,602
Sr. Unsec’d. Notes, 144A, MTN	4.625	01/17/31	EUR	3,600	4,104,637
					7,981,239
United Kingdom 0.3%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	834	758,289

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom (cont’d.)
United Kingdom Gilt,
Bonds	0.875%	01/31/46	GBP	100	$58,911
Bonds	1.125	01/31/39	GBP	100	83,899
Bonds	1.250	10/22/41	GBP	100	76,671
Bonds	1.250	07/31/51	GBP	100	54,345
Bonds	1.500	07/22/47	GBP	100	65,656
Bonds	1.625	10/22/71	GBP	100	48,608
Bonds	1.750	01/22/49	GBP	100	67,312
Bonds	1.750	07/22/57	GBP	100	57,211
Bonds	2.500	07/22/65	GBP	100	68,003
Bonds	3.250	01/22/44	GBP	100	99,402
Bonds	3.500	07/22/68	GBP	100	88,367
Bonds	3.750	07/22/52	GBP	100	98,623
Bonds	4.000	01/22/60	GBP	100	100,266
Bonds	4.250	03/07/36	GBP	300	379,576
Bonds	4.250	09/07/39	GBP	180	217,768
Bonds	4.250	12/07/40	GBP	100	119,208
Bonds	4.250	12/07/46	GBP	4,475	4,999,909
Bonds	4.250	12/07/49	GBP	100	109,432
Bonds	4.250	12/07/55	GBP	100	106,177
Bonds	4.500	12/07/42	GBP	100	119,838
Bonds	4.750	12/07/38	GBP	100	128,291

United Kingdom Inflation-Linked Gilt Bond, Bonds, Series 3M	0.125	03/22/44	GBP	171	153,837
					8,059,599
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.040	07/23/30	CHF	3,000	3,691,323
Sr. Unsec’d. Notes, EMTN	1.618	07/23/35	CHF	1,000	1,239,161
Sr. Unsec’d. Notes, Series 8	1.320	12/09/36	JPY	100,000	477,358
					5,407,842
Vietnam 1.2%
Vietnam Government International Bond, Sec’d. Notes, Series 30Y	5.500(cc)	03/12/28		32,804	31,625,015

Total Sovereign Bonds (cost $1,008,337,801)					917,818,832
U.S. Government Agency Obligation 0.8%
Federal National Mortgage Assoc. (cost $22,663,960)	5.375	12/07/28	GBP	15,000	20,420,940
U.S. Treasury Obligations 13.4%
U.S. Treasury Bonds	1.125	08/15/40		160	96,600
U.S. Treasury Bonds	1.250	05/15/50		1,000	449,844
U.S. Treasury Bonds	1.375	08/15/50		1,000	463,594
U.S. Treasury Bonds	1.625	11/15/50		1,000	494,844
U.S. Treasury Bonds	1.875	02/15/51		1,000	526,562
U.S. Treasury Bonds	1.875	11/15/51		1,000	520,156
U.S. Treasury Bonds	2.000	02/15/50		1,000	552,969
U.S. Treasury Bonds	2.000	08/15/51		1,000	539,219
U.S. Treasury Bonds(k)	2.250	05/15/41		545	382,777
U.S. Treasury Bonds(k)	2.250	08/15/49		56,637	33,460,078
U.S. Treasury Bonds	2.250	02/15/52		1,000	570,625
U.S. Treasury Bonds	2.375	02/15/42		56,495	39,599,464
U.S. Treasury Bonds	2.375	11/15/49		1,000	605,469

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds(k)	2.375%	05/15/51	45,110	$26,769,966
U.S. Treasury Bonds(k)	2.875	05/15/49	22,900	15,489,703
U.S. Treasury Bonds	2.875	05/15/52	1,000	657,187
U.S. Treasury Bonds	3.000	02/15/49	3,000	2,084,062
U.S. Treasury Bonds	3.000	08/15/52	1,000	673,594
U.S. Treasury Bonds(h)	3.375	11/15/48	41,310	30,814,678
U.S. Treasury Bonds	3.625	02/15/53	1,000	760,781
U.S. Treasury Bonds	3.625	05/15/53	1,000	759,844
U.S. Treasury Bonds	4.000	11/15/52	1,000	814,687
U.S. Treasury Bonds(k)	4.125	08/15/44	21,410	18,589,902
U.S. Treasury Bonds	4.125	08/15/53	1,000	831,719
U.S. Treasury Bonds	4.250	02/15/54	1,000	849,062
U.S. Treasury Bonds(k)	4.625	11/15/44	2,390	2,212,991
U.S. Treasury Bonds	4.625	05/15/54	1,000	904,531
U.S. Treasury Bonds	4.750	11/15/53	3,260	3,004,803
U.S. Treasury Bonds	4.750	05/15/55	660	609,469
U.S. Treasury Bonds(h)(k)	5.000	05/15/45	106,145	102,844,554
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	02/15/55	531	463,559
U.S. Treasury Notes	1.875	02/15/32	1,415	1,235,914
U.S. Treasury Notes	2.875	05/15/32	2,035	1,868,702
U.S. Treasury Notes	3.625	08/31/30	7,490	7,275,248
U.S. Treasury Notes	3.875	09/30/32	45,621	44,070,599
U.S. Treasury Strips Coupon(k)	1.888(s)	08/15/29	345	302,306
U.S. Treasury Strips Coupon(k)	1.872(s)	05/15/31	85	68,638
U.S. Treasury Strips Coupon(k)	2.089(s)	11/15/35	800	514,070
U.S. Treasury Strips Coupon(k)	2.251(s)	08/15/40	800	386,445

Total U.S. Treasury Obligations (cost $374,495,562)				343,119,215

	Shares
Common Stocks 0.2%
Jamaica 0.1%
Digicel International Finance Ltd.*	59,495	1,680,734
United States 0.1%
Diamond Sports Group LLC*(x)	44,198	9,591
Expand Energy Corp.	23,063	2,168,614
Ferrellgas Partners LP*	13,655	312,016
		2,490,221

Total Common Stocks (cost $559,024)		4,170,955
Preferred Stocks 0.4%
Jamaica 0.0%
Digicel International Finance Ltd.*^	3,857	51,309
United States 0.4%
Citigroup, Inc. Series II, 6.250%, Maturing 02/15/31(a)(oo)	260,011	6,388,470
Federal Home Loan Mortgage Corp. Series Z, 8.375%(cc), Maturing 12/31/27(a)(oo)	10,000	93,500
Federal National Mortgage Assoc. Series S, 8.250%(cc), Maturing 12/31/30(a)(oo)	15,000	147,750

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
United States (cont’d.)
Federal National Mortgage Assoc. Series T, 8.250%, Maturing 08/30/26(oo)	5,000	$42,300
Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	633	688,388
MetLife, Inc. Series E, 5.625%, Maturing 08/30/26(oo)	38,476	846,472
QXO, Inc. Series C, 4.750%, Maturing 04/01/33(oo)	363	2,902,263
Wells Fargo & Co. Series Y, 5.625%, Maturing 09/15/26(oo)	526	11,740
		11,120,883

Total Preferred Stocks (cost $12,141,224)		11,172,192

Options Purchased*~ 0.0%
(cost $943,260)	1,026,641

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 98.8% (cost $2,698,984,587)	2,526,445,047
Options Written*~ (0.0)%
(premiums received $790,200)	(1,373,832)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 98.8% (cost $2,698,194,387)	2,525,071,215

Short-Term Investments 1.3%
Affiliated Mutual Funds 1.2%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	14,691,846	14,691,846
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $17,557,612; includes $17,496,788 of cash collateral for securities on loan)(b)(wb)	17,571,754	17,557,696

Total Affiliated Mutual Funds (cost $32,249,458)		32,249,542
Options Purchased*~ 0.1%
(cost $640,199)		1,733,671

Total Short-Term Investments (cost $32,889,657)		33,983,213

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 100.1% (cost $2,731,084,044)		2,559,054,428
Options Written*~ (0.1)%
(premiums received $798,752)		(2,376,466)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 100.0% (cost $2,730,285,292)		2,556,677,962
Liabilities in excess of other assets(z) (0.0)%		(323,294)

Net Assets 100.0%		$2,556,354,668

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
AID—Agency for International Development
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIST—Borsa Istanbul Index (Turkish Stock Exchange)
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CAC—French Stock Market Index
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GS—Goldman Sachs & Co. LLC
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MPLE—Maple Bonds

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
N/A—Not Applicable
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SHIR—Shekel Overnight Interest Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
SSB—State Street Bank & Trust Company
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TAIBOR—Taiwan Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TIPS—Treasury Inflation-Protected Securities
TONAR—Tokyo Overnight Average Rate
UAG—UBS AG
WF—Wells Fargo Bank, N.A.
WIBOR—Warsaw Interbank Offered Rate
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $47,746,123 and 1.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,102,336; cash collateral of $17,496,788 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$909,111	$786,830	0.0%
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	885,052	746,830	0.0
Aethon IV Newco LLCSr. Unsec’d. Notes, 0.000%, 09/30/31^	07/14/26	1,550,000	1,550,000	0.1
Diamond Sports Group LLC*	01/02/25	116,918	9,591	0.0

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	$19,079,706	$16,980,939	0.7%
Plaquemines Port Harbor & Terminal District, Series B, Taxable, Revenue Bonds, 144A, 12.000%, 12/01/34	03/30/26	3,479,000	1,151,798	0.0
Total		$26,019,787	$21,225,988	0.8%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $396,306)^	396	$394,709	$—	$(1,597)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $439,135)^	439	436,272	—	(2,863)
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $436,008)^	436	434,251	—	(1,757)
CloudHQ VA B3 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $257,523)^	258	254,947	—	(2,576)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $484,643)^	485	479,796	—	(4,847)
Domain Greenbough Partner 2 LLC, Delayed Draw Term Loan, —%(p), Maturity Date 01/23/32 (cost $273,228)^	273	272,576	—	(652)
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $1,800,000)^	1,800	1,800,000	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $514,321)^	514	514,321	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,243,640)^	1,244	1,243,640	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $771,481)^	771	771,481	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,865,460)^	1,865	1,865,460	—	—
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/32 (cost $2,796,775)^	2,827	2,761,155	—	(35,620)
Vantage Oracle WI, Delayed Draw Term Loan, 0.000%, Maturity Date 07/14/32 (cost $1,890,824)^	1,891	1,890,824	—	—
		$13,119,432	$—	$(49,912)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.35%	4.35%(Q)	3 Month BBSW(Q)/ 4.498%	AUD	155,465	$9
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	40,420	51,556
2-Year Interest Rate Swap, 07/28/29	Call	GSI	07/28/27	6.94%	6.94%(A)	1 Day ZARONIA(A)/ 6.858%	ZAR	738,405	89,702
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		11,965	—
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	5.00%	5.00%(S)	6 Month BBSW(S)/ 4.828%	AUD	9,720	3,371
15-Year Interest Rate Swap, 07/20/43	Call	JPM	07/18/28	2.80%	2.80%(A)	1 Day TONAR(A)/ 0.977%	JPY	724,090	61,286
20-Year Interest Rate Swap, 10/25/50	Call	DB	10/24/30	4.81%	4.81%(S)	6 Month BBSW(S)/ 4.828%	AUD	10,000	244,909
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		13,902	12,317
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		17,359	15,732
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		8,680	7,866
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	49,330	85,056
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		68,380	1,292,095
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		11,965	157,763

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
20-Year Interest Rate Swap, 10/25/50	Put	DB	10/24/30	4.81%	6 Month BBSW(S)/ 4.828%	4.81%(S)	AUD	10,000	$668,890
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)		1,210	7,778
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)		1,210	8,946
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		12,705	15,653
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		51,900	37,383
Total Options Purchased (cost $1,583,459)									$2,760,312
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/05/27	Call	BNP	08/04/26	4.10%	3 Month BBSW(Q)/ 4.498%	4.10%(Q)	AUD	233,198	$—
1-Year Interest Rate Swap, 09/27/28	Call	BOA	09/23/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		42,370	(26,473)
1-Year Interest Rate Swap, 09/28/28	Call	BNP	09/24/27	2.75%	1 Day SOFR(T)/ 3.660%	2.75%(T)		42,370	(26,570)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.484%	1.74%(A)	EUR	40,420	(23,924)
2-Year Interest Rate Swap, 07/28/29	Call	GSI	07/28/27	5.74%	1 Day ZARONIA(A)/ 6.858%	5.74%(A)	ZAR	738,405	(3,930)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		11,965	—
10-Year Interest Rate Swap, 08/05/36	Call	BNP	08/04/26	4.75%	6 Month BBSW(S)/ 4.828%	4.75%(S)	AUD	9,720	—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		12,705	(2,026)
1-Year Interest Rate Swap, 08/11/27	Put	MSI	08/10/26	3.21%	3.21%(Q)	3 Month KWCDC(Q)/ 2.950%	KRW	135,200,000	(208,735)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	98,660	(23,975)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	4.40%	4.40%(T)	1 Day SONIA(T)/ 3.731%	GBP	22,440	(20,278)
1-Year Interest Rate Swap, 09/27/28	Put	BOA	09/23/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		42,370	(594,954)
1-Year Interest Rate Swap, 09/28/28	Put	BNP	09/24/27	2.75%	2.75%(T)	1 Day SOFR(T)/ 3.660%		42,370	(594,873)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		68,380	(940,049)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		68,380	$(710,459)
2-Year Interest Rate Swap, 07/28/29	Put	GSI	07/28/27	8.62%	8.62%(A)	1 Day ZARONIA(A)/ 6.858%	ZAR	738,405	(122,407)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		11,965	(263,986)
15-Year Interest Rate Swap, 07/20/43	Put	JPM	07/18/28	4.17%	4.17%(A)	1 Day TONAR(A)/ 0.977%	JPY	724,090	(107,038)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,820	(5,383)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,210	(2,804)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		1,210	(4,684)
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		25,410	(9,778)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		103,800	(33,653)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		13,902	(3,338)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		17,359	(15,307)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		8,680	(5,674)
Total Options Written (premiums received $1,588,952)									$(3,750,298)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,142	5 Year U.S. Treasury Notes	Sep. 2026	$121,025,232	$(850,948)
52	10 Year Euro-Bund	Sep. 2026	7,457,098	(149,711)
693	10 Year U.S. Treasury Notes	Sep. 2026	74,844,000	(920,849)
223	10 Year U.S. Ultra Treasury Notes	Sep. 2026	24,463,798	(431,170)
85	20 Year U.S. Treasury Bonds	Sep. 2026	9,206,563	(61,060)
1	30 Year Euro Buxl	Sep. 2026	122,026	(6,482)
494	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	54,185,625	(2,150,106)
1,069	Japanese Yen Currency	Sep. 2026	84,377,506	334,231
				(4,236,095)
Short Positions:
605	30 Day Federal Funds	Aug. 2026	242,952,143	(214,734)
328	2 Year U.S. Treasury Notes	Sep. 2026	67,439,875	202,937
589	5 Year Euro-Bobl	Sep. 2026	77,320,737	614,001
388	British Pound Currency	Sep. 2026	32,693,850	(41,663)
98	Euro Currency	Sep. 2026	14,148,750	118,553
36	Euro Schatz Index	Sep. 2026	4,377,796	18,233
				697,327
				$(3,538,768)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Bond forward contracts outstanding at July 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
4.875%, 08/15/45	GSI	09/10/26	47,250	$97.82	$46,221,121	$44,994,663	$—	$(1,226,458)
U.S. Treasury Note
4.000%, 05/31/28	JPM	09/17/26	52,700	$99.87	52,630,939	52,458,476	—	(172,463)
					$98,852,060	$97,453,139	$—	$(1,398,921)
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/26	BNP	AUD	22,567	$15,731,491	$15,857,224	$125,733	$—
Expiring 10/22/26	UAG	AUD	1,468	1,022,260	1,031,466	9,206	—
Brazilian Real,
Expiring 08/04/26	BARC	BRL	6,559	1,253,839	1,292,643	38,804	—
Expiring 08/04/26	BARC	BRL	6,559	1,252,926	1,292,642	39,716	—
Expiring 09/02/26	BNP	BRL	6,559	1,270,676	1,283,069	12,393	—
Expiring 09/02/26	CITI	BRL	6,559	1,271,920	1,283,069	11,149	—
Canadian Dollar,
Expiring 10/22/26	HSBC	CAD	1,079	769,415	772,351	2,936	—
Expiring 10/22/26	RBC	CAD	7,046	5,034,348	5,044,934	10,586	—
Chilean Peso,
Expiring 09/16/26	HSBC	CLP	1,149,859	1,286,959	1,237,184	—	(49,775)
Chinese Renminbi,
Expiring 09/16/26	BOA	CNH	56,878	8,409,879	8,451,982	42,103	—
Expiring 09/16/26	MSI	CNH	560,183	83,058,775	83,243,088	184,313	—
Danish Krone,
Expiring 10/22/26	JPM	DKK	9,828	1,510,366	1,522,697	12,331	—
Euro,
Expiring 10/22/26	CITI	EUR	7,563	8,661,500	8,749,695	88,195	—
Indonesian Rupiah,
Expiring 09/16/26	SCB	IDR	64,734,000	3,557,888	3,574,495	16,607	—
Israeli Shekel,
Expiring 09/16/26	CITI	ILS	13,808	4,816,761	4,524,582	—	(292,179)
Malaysian Ringgit,
Expiring 09/17/26	BARC	MYR	46,486	11,641,922	11,391,442	—	(250,480)
Polish Zloty,
Expiring 10/22/26	MSI	PLN	10,195	2,697,059	2,729,015	31,956	—
Singapore Dollar,
Expiring 09/16/26	BNP	SGD	6,487	5,068,274	5,075,418	7,144	—
South African Rand,
Expiring 09/16/26	JPM	ZAR	43,530	2,620,247	2,625,058	4,811	—
South Korean Won,
Expiring 09/16/26	HSBC	KRW	45,114,815	29,383,102	31,279,989	1,896,887	—
Thai Baht,
Expiring 09/16/26	MSI	THB	240,493	7,339,721	7,229,105	—	(110,616)
				$197,659,328	$199,491,148	2,534,870	(703,050)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BNP	BRL	6,559	$1,279,550	$1,292,642	$—	$(13,092)
Expiring 08/04/26	CITI	BRL	6,559	1,280,874	1,292,642	—	(11,768)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/22/26	DB	GBP	2,054	$2,771,186	$2,767,724	$3,462	$—
Chinese Renminbi,
Expiring 09/16/26	BOA	CNH	29,524	4,396,090	4,387,274	8,816	—
Expiring 09/16/26	GSI	CNH	17,990	2,661,552	2,673,346	—	(11,794)
Expiring 09/16/26	RBC	CNH	25,399	3,770,202	3,774,265	—	(4,063)
Colombian Peso,
Expiring 09/16/26	BNP	COP	15,306,091	4,181,044	4,798,555	—	(617,511)
Euro,
Expiring 08/04/26	BOA	EUR	1,342	1,528,111	1,547,990	—	(19,879)
Expiring 10/22/26	BNP	EUR	55,169	63,338,695	63,827,070	—	(488,375)
Expiring 10/22/26	BNY	EUR	64,364	74,070,084	74,464,914	—	(394,830)
Expiring 10/22/26	CITI	EUR	1,342	1,539,653	1,553,063	—	(13,410)
Expiring 10/22/26	MSI	EUR	1,547	1,787,168	1,789,633	—	(2,465)
Expiring 10/22/26	SSB	EUR	64,364	74,035,456	74,464,914	—	(429,458)
Expiring 10/22/26	WF	EUR	1,787	2,046,966	2,067,163	—	(20,197)
Japanese Yen,
Expiring 10/22/26	CITI	JPY	3,205,720	19,953,319	20,281,946	—	(328,627)
Mexican Peso,
Expiring 09/17/26	JPM	MXN	60,926	3,468,392	3,503,460	—	(35,068)
South Korean Won,
Expiring 09/16/26	BNP	KRW	1,816,752	1,270,900	1,259,630	11,270	—
Swedish Krona,
Expiring 10/22/26	CITI	SEK	86,566	9,049,467	9,131,280	—	(81,813)
Swiss Franc,
Expiring 10/22/26	CITI	CHF	3,803	4,740,504	4,746,758	—	(6,254)
				$277,169,213	$279,624,269	23,548	(2,478,604)
						$2,558,418	$(3,181,654)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	06/20/31	1.000%(Q)	2,000	$156,200	$311	$155,889	DB
Dominican Republic (D01)	06/20/31	1.000%(Q)	2,000	28,926	311	28,615	DB
Federal Republic of Nigeria (D01)	06/20/31	1.000%(Q)	2,000	120,256	311	119,945	DB
Federation of Malaysia (D01)	06/20/31	1.000%(Q)	2,000	(57,770)	311	(58,081)	DB
Federative Republic of Brazil (D01)	06/20/31	1.000%(Q)	7,000	67,600	1,089	66,511	DB
Islamic Republic of Pakistan (D01)	06/20/31	1.000%(Q)	2,000	214,105	311	213,794	DB
Kingdom of Bahrain (D01)	06/20/31	1.000%(Q)	2,000	163,814	311	163,503	DB
Kingdom of Morocco (D01)	06/20/31	1.000%(Q)	2,000	(19,093)	311	(19,404)	DB
Kingdom of Saudi Arabia (D01)	06/20/31	1.000%(Q)	7,000	(117,182)	1,089	(118,271)	DB
Oriental Republic of Uruguay (D01)	06/20/31	1.000%(Q)	2,000	(42,439)	311	(42,750)	DB
People’s Republic of China (D01)	06/20/31	1.000%(Q)	7,000	(198,939)	1,089	(200,028)	DB
Republic of Angola (D01)	06/20/31	1.000%(Q)	2,000	231,834	311	231,523	DB
Republic of Argentina (D01)	06/20/31	1.000%(Q)	2,000	300,259	311	299,948	DB
Republic of Chile (D01)	06/20/31	1.000%(Q)	2,000	(48,279)	311	(48,590)	DB
Republic of Colombia (D01)	06/20/31	1.000%(Q)	6,000	112,198	933	111,265	DB
Republic of Costa Rica (D01)	06/20/31	1.000%(Q)	2,000	9,480	311	9,169	DB
Republic of Ecuador (D01)	06/20/31	1.000%(Q)	2,000	235,106	311	234,795	DB
Republic of El Salvador (D01)	06/20/31	1.000%(Q)	2,000	107,279	311	106,968	DB
Republic of Guatemala (D01)	06/20/31	1.000%(Q)	2,000	(2,281)	311	(2,592)	DB
Republic of Indonesia (D01)	06/20/31	1.000%(Q)	7,000	(27,820)	1,089	(28,909)	DB
Republic of Ivory Coast (D01)	06/20/31	1.000%(Q)	2,000	105,008	311	104,697	DB
Republic of Kazakhstan (D01)	06/20/31	1.000%(Q)	2,000	(23,121)	311	(23,432)	DB

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Kenya (D01)	06/20/31	1.000%(Q)	2,000	$199,972	$311	$199,661	DB
Republic of Panama (D01)	06/20/31	1.000%(Q)	3,000	(10,867)	467	(11,334)	DB
Republic of Peru (D01)	06/20/31	1.000%(Q)	2,000	(34,603)	311	(34,914)	DB
Republic of Philippines (D01)	06/20/31	1.000%(Q)	2,000	(30,051)	311	(30,362)	DB
Republic of South Africa (D01)	06/20/31	1.000%(Q)	7,000	78,691	1,089	77,602	DB
Republic of Turkey (D01)	06/20/31	1.000%(Q)	7,000	392,913	1,089	391,824	DB
Sultanate of Oman (D01)	06/20/31	1.000%(Q)	2,000	(20,937)	311	(21,248)	DB
United Mexican States (D01)	06/20/31	1.000%(Q)	7,000	(49,410)	1,089	(50,499)	DB
Arab Republic of Egypt (D02)	06/20/31	1.000%(Q)	2,000	156,200	3,366	152,834	BARC
Dominican Republic (D02)	06/20/31	1.000%(Q)	2,000	28,926	3,366	25,560	BARC
Federal Republic of Nigeria (D02)	06/20/31	1.000%(Q)	2,000	120,256	3,366	116,890	BARC
Federation of Malaysia (D02)	06/20/31	1.000%(Q)	2,000	(57,770)	3,366	(61,136)	BARC
Federative Republic of Brazil (D02)	06/20/31	1.000%(Q)	7,000	67,600	11,781	55,819	BARC
Islamic Republic of Pakistan (D02)	06/20/31	1.000%(Q)	2,000	214,105	3,366	210,739	BARC
Kingdom of Bahrain (D02)	06/20/31	1.000%(Q)	2,000	163,814	3,366	160,448	BARC
Kingdom of Morocco (D02)	06/20/31	1.000%(Q)	2,000	(19,093)	3,366	(22,459)	BARC
Kingdom of Saudi Arabia (D02)	06/20/31	1.000%(Q)	7,000	(117,183)	11,781	(128,964)	BARC
Oriental Republic of Uruguay (D02)	06/20/31	1.000%(Q)	2,000	(42,439)	3,366	(45,805)	BARC
People’s Republic of China (D02)	06/20/31	1.000%(Q)	7,000	(198,940)	11,781	(210,721)	BARC
Republic of Angola (D02)	06/20/31	1.000%(Q)	2,000	231,834	3,366	228,468	BARC
Republic of Argentina (D02)	06/20/31	1.000%(Q)	2,000	300,259	3,366	296,893	BARC
Republic of Chile (D02)	06/20/31	1.000%(Q)	2,000	(48,279)	3,366	(51,645)	BARC
Republic of Colombia (D02)	06/20/31	1.000%(Q)	6,000	112,198	10,098	102,100	BARC
Republic of Costa Rica (D02)	06/20/31	1.000%(Q)	2,000	9,480	3,366	6,114	BARC
Republic of Ecuador (D02)	06/20/31	1.000%(Q)	2,000	235,106	3,366	231,740	BARC
Republic of El Salvador (D02)	06/20/31	1.000%(Q)	2,000	107,279	3,366	103,913	BARC
Republic of Guatemala (D02)	06/20/31	1.000%(Q)	2,000	(2,281)	3,366	(5,647)	BARC
Republic of Indonesia (D02)	06/20/31	1.000%(Q)	7,000	(27,821)	11,781	(39,602)	BARC
Republic of Ivory Coast (D02)	06/20/31	1.000%(Q)	2,000	105,008	3,366	101,642	BARC
Republic of Kazakhstan (D02)	06/20/31	1.000%(Q)	2,000	(23,121)	3,366	(26,487)	BARC
Republic of Kenya (D02)	06/20/31	1.000%(Q)	2,000	199,972	3,366	196,606	BARC
Republic of Panama (D02)	06/20/31	1.000%(Q)	3,000	(10,867)	5,049	(15,916)	BARC
Republic of Peru (D02)	06/20/31	1.000%(Q)	2,000	(34,603)	3,366	(37,969)	BARC
Republic of Philippines (D02)	06/20/31	1.000%(Q)	2,000	(30,051)	3,366	(33,417)	BARC
Republic of South Africa (D02)	06/20/31	1.000%(Q)	7,000	78,691	11,781	66,910	BARC
Republic of Turkey (D02)	06/20/31	1.000%(Q)	7,000	392,913	11,781	381,132	BARC
Sultanate of Oman (D02)	06/20/31	1.000%(Q)	2,000	(20,937)	3,366	(24,303)	BARC
United Mexican States (D02)	06/20/31	1.000%(Q)	7,000	(49,411)	11,781	(61,192)	BARC
				$3,681,694	$183,854	$3,497,840

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.45.V1 (D01)	06/20/31	1.000%(Q)	100,000	1.453%	$(1,824,562)	$(24,881)	$(1,799,681)	DB
CDX.EM.45.V1 (D02)	06/20/31	1.000%(Q)	100,000	1.453%	(1,824,562)	(187,536)	(1,637,026)	BARC
					$(3,649,124)	$(212,417)	$(3,436,707)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D02).

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,770	*	$9,640	$(3,606)	$13,246	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		4,700	$259,568	$688,947	$(429,379)	GSI
China Development Bank	06/20/29	1.000%(Q)		6,695	(138,342)	(39,545)	(98,797)	JPM
Gazprom PAO	06/20/27	1.000%(Q)		8,650	1,473,759	869,036	604,723	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		1,000	170,377	70,145	100,232	HSBC
Gazprom PAO	06/20/27	1.000%(Q)		600	102,226	69,922	32,304	JPM
Gazprom PAO	12/20/27	1.000%(Q)		3,300	634,311	447,625	186,686	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		6,695	(145,292)	(34,583)	(110,709)	JPM
Petroleos Mexicanos	09/20/27	1.000%(Q)		4,500	10,263	138,842	(128,579)	MSI
Petroleos Mexicanos	06/20/29	1.000%(Q)		1,000	19,692	97,870	(78,178)	BARC
Petroleos Mexicanos	12/20/29	1.000%(Q)		4,050	106,666	504,113	(397,447)	BARC
Petroleos Mexicanos	06/20/30	1.000%(Q)		1,800	58,857	204,997	(146,140)	MSI
Petroleos Mexicanos	12/20/30	1.000%(Q)		1,000	42,615	158,980	(116,365)	BARC
Republic of France	12/20/26	0.250%(Q)		50,000	(48,698)	(37,155)	(11,543)	JPM
Republic of France	12/20/26	0.250%(Q)		50,000	(48,698)	(33,951)	(14,747)	MSI
Republic of France	12/20/26	0.250%(Q)		25,000	(24,349)	(17,938)	(6,411)	BOA
Republic of France	12/20/26	0.250%(Q)		25,000	(24,348)	(16,967)	(7,381)	CITI
Republic of France	12/20/26	0.250%(Q)		25,000	(24,348)	(16,975)	(7,373)	GSI
Republic of France	12/20/30	0.250%(Q)		2,240	(10,164)	(5,863)	(4,301)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	4,935	(81,496)	(45,870)	(35,626)	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	(101,573)	(111,321)	9,748	BARC
Republic of Panama	03/20/29	1.000%(Q)		4,010	(47,040)	(48,225)	1,185	DB
Republic of South Africa	12/20/28	1.000%(Q)		3,000	(27,809)	43,013	(70,822)	GSI
Swiss Confederation	12/20/27	0.250%(Q)		5,000	(15,672)	—	(15,672)	BARC
					$2,140,505	$2,885,097	$(744,592)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,120	0.491%	$60,436	$66,736	$(6,300)	GSI
Alphabet, Inc.^	07/20/35	1.600%(Q)		1,000	*	8,170	—	8,170	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		995	0.219%	4,131	2,901	1,230	BARC
Australian Government Bond	12/20/27	1.000%(Q)		5,000	0.063%	69,361	46,902	22,459	DB
Banco Santander SA	03/20/27	1.000%(Q)	EUR	1,500	0.121%	11,609	9,514	2,095	BARC
Bank of America Corp.	06/20/27	1.000%(Q)		4,250	0.303%	30,711	23,002	7,709	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		4,185	0.303%	30,241	25,656	4,585	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		665	*	12,279	—	12,279	GSI
Bank of Montreal^	10/20/33	1.600%(Q)		750	*	1,199	—	1,199	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		2,537	0.288%	9,844	7,002	2,842	CITI
Bank of Nova Scotia^	05/20/35	1.450%(Q)		1,000	*	(33,980)	(1,111)	(32,869)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		2,694	0.254%	10,808	7,076	3,732	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,287	0.247%	6,018	4,244	1,774	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	202	0.247%	945	736	209	JPM
Barclays Bank PLC	03/20/27	1.000%(Q)	EUR	2,353	0.284%	15,376	12,903	2,473	MSI
BMW Finance NV	09/20/27	1.000%(Q)	EUR	1,000	0.158%	12,285	10,937	1,348	BARC
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	7,820	0.175%	57,385	49,874	7,511	MSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		535	*	$5,345	$—	$5,345	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.866%	14,473	—	14,473	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		1,050	0.240%	4,270	2,783	1,487	GSI
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,540	1.377%	(40,897)	(142,015)	101,118	CITI
Commerzbank AG	12/20/26	1.000%(Q)	EUR	817	0.112%	4,319	3,196	1,123	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	1,000	0.206%	18,295	17,705	590	BARC
European Investment Bank	12/20/26	—%(Q)		6,962	0.037%	(992)	(1,347)	355	BARC
Federative Republic of Brazil	06/20/29	0.940%(Q)	BRL	33,000	0.788%	30,269	(93)	30,362	BOA
Gazprom PAO	12/20/26	1.000%(Q)		8,600	23.055%	(671,936)	(418,198)	(253,738)	HSBC
Government of Japan	06/20/28	1.000%(Q)		15,000	0.113%	261,323	197,582	63,741	CITI
Hellenic Republic	12/20/29	1.000%(Q)	EUR	5,000	0.157%	165,375	7,628	157,747	CITI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	534	0.149%	5,330	4,677	653	BOA
Kingdom of Norway	12/20/26	—%(Q)		25,000	0.027%	(2,581)	(4,788)	2,207	BARC
Lincoln National Corp.	12/20/29	1.000%(Q)		7,100	0.949%	19,146	(77,387)	96,533	JPM
National Bank of Canada	12/20/26	1.000%(Q)		851	0.278%	3,337	2,402	935	CITI
New York Life Global Funding^	08/20/33	1.550%(Q)		1,000	*	(11,717)	—	(11,717)	GSI
New York Life Global Funding	09/20/35	2.000%(Q)		1,000	1.843%	13,570	—	13,570	GSI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		869	0.288%	6,402	5,411	991	BOA
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		2,654	0.388%	24,999	23,330	1,669	BOA
Oracle Corp.	06/20/30	1.000%(Q)		1,380	1.719%	(33,000)	24,441	(57,441)	GSI
Oriental Republic of Uruguay	06/20/31	1.000%(Q)		100	0.544%	2,122	2,050	72	BARC
Pacific Life	08/20/35	2.500%(Q)		800	2.890%	(19,366)	(3)	(19,363)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		13,390	0.310%	267,253	96,117	171,136	JPM
Realty Income Corp.^	02/20/36	1.300%(Q)		1,000	*	(18,629)	—	(18,629)	GSI
Republic of Chile	06/20/28	1.000%(Q)		361	0.240%	5,424	4,211	1,213	BARC
Republic of Colombia	12/20/26	1.000%(Q)		1,000	0.449%	3,252	(4,508)	7,760	CITI
Republic of Costa Rica	06/20/31	1.000%(Q)		3,045	1.134%	(14,433)	(30,189)	15,756	BARC
Republic of Cyprus	12/20/28	1.000%(Q)		1,000	0.242%	18,462	9,610	8,852	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		1,295	2.135%	57,016	26,728	30,288	BARC
Republic of Ecuador	06/20/28	5.000%(Q)		2,600	2.505%	130,674	(20,634)	151,308	GSI
Republic of Ecuador	12/20/28	5.000%(Q)		2,600	2.864%	137,699	(28,012)	165,711	GSI
Republic of Estonia	12/20/26	1.000%(Q)		3,150	0.137%	14,074	2,305	11,769	JPM
Republic of Finland	06/20/27	0.250%(Q)		2,000	0.031%	4,402	1,494	2,908	BOA
Republic of France	12/20/26	0.250%(Q)		125,000	0.071%	121,743	72,742	49,001	BARC
Republic of France	12/20/26	0.250%(Q)		63,350	0.071%	61,700	36,848	24,852	BARC
Republic of France	12/20/30	0.250%(Q)		2,240	0.289%	(2,860)	(12,075)	9,215	BARC
Republic of France	06/20/34	0.250%(Q)		6,850	0.510%	(116,233)	(119,087)	2,854	CITI
Republic of France	12/20/34	0.250%(Q)		20,315	0.537%	(400,824)	(408,354)	7,530	BOA
Republic of France	12/20/34	0.250%(Q)		9,995	0.537%	(197,206)	(286,838)	89,632	BOA
Republic of France	06/20/35	0.250%(Q)		8,255	0.561%	(184,841)	(262,415)	77,574	BARC
Republic of France	06/20/35	0.250%(Q)		6,565	0.561%	(146,999)	(205,714)	58,715	BARC
Republic of Guatemala	06/20/31	1.000%(Q)		100	0.999%	114	(476)	590	BARC
Republic of Ireland	12/20/26	1.000%(Q)		2,000	0.035%	9,736	252	9,484	GSI
Republic of Ireland	06/20/27	1.000%(Q)		2,800	0.047%	26,571	7,541	19,030	MSI
Republic of Italy	06/20/30	1.000%(Q)		1,200	0.241%	34,208	(13,419)	47,627	BARC
Republic of Italy	12/20/30	1.000%(Q)		3,360	0.277%	101,572	83,418	18,154	BARC
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.538%	45,990	(7,194)	53,184	CITI
Republic of Italy	12/20/34	1.000%(Q)		1,380	0.538%	45,990	(7,194)	53,184	CITI
Republic of Ivory Coast	04/07/27	1.885%(Q)		4,300	0.892%	37,986	(398)	38,384	DB
Republic of Ivory Coast	06/20/27	1.000%(Q)		3,704	0.944%	5,926	(8,007)	13,933	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	0.944%	1,600	(1,332)	2,932	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,000	0.944%	1,600	(1,729)	3,329	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		912	0.944%	1,459	(1,577)	3,036	BARC
Republic of Kazakhstan	12/20/26	1.000%(Q)		237	0.195%	1,005	735	270	CITI

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Kazakhstan	06/20/27	1.000%(Q)		262	0.243%	$2,034	$1,794	$240	BOA
Republic of Kazakhstan	06/20/29	1.000%(Q)		10,000	0.469%	156,131	25,470	130,661	BARC
Republic of Panama	12/20/26	1.000%(Q)		4,200	0.325%	15,927	934	14,993	CITI
Republic of Panama	06/20/27	1.000%(Q)		4,155	0.400%	26,505	19,894	6,611	CITI
Republic of Panama^	03/20/29	1.000%(Q)		4,010	*	3,371	(1,990)	5,361	DB
Republic of Peru	06/20/28	1.000%(Q)		140	0.303%	1,939	1,350	589	BARC
Republic of Romania	12/20/26	1.000%(Q)		246	0.447%	802	466	336	BOA
Republic of Serbia	06/20/31	1.000%(Q)		7,000	1.441%	(125,447)	(223,171)	97,724	MSI
Republic of South Africa	12/20/26	1.000%(Q)		715	0.237%	2,918	1,519	1,399	BARC
Republic of South Africa	06/20/31	1.000%(Q)		3,000	1.284%	(33,558)	(186,339)	152,781	MSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		2,443	0.096%	11,312	8,264	3,048	MSI
Slovak Republic	12/20/27	1.000%(Q)		880	0.176%	10,839	9,810	1,029	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		1,000	0.365%	9,725	8,097	1,628	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,411	0.149%	6,242	4,449	1,793	MSI
State of Illinois^	06/20/28	1.000%(Q)		1,000	*	11,799	(23,454)	35,253	CITI
State of Israel	06/20/27	1.000%(Q)		1,000	0.252%	7,681	6,835	846	CITI
State of Israel	06/20/27	1.000%(Q)		624	0.252%	4,792	4,546	246	CITI
State of Qatar	12/20/26	1.000%(Q)		4,000	0.161%	17,721	8,534	9,187	CITI
State of Qatar	12/20/26	1.000%(Q)		860	0.161%	3,762	2,878	884	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	1,134	0.316%	4,946	3,816	1,130	BARC
The Republic of Poland	09/20/26	1.000%(T)		10,000	0.150%	23,040	11,930	11,110	CITI
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	600	0.086%	3,243	2,496	747	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	100	0.086%	541	434	107	JPM
UBS Group AG	12/20/26	1.000%(Q)	EUR	2,000	0.122%	10,479	7,836	2,643	GSI
United Kingdom of Great Britain and Northern Ireland	12/20/27	1.000%(Q)		1,000	0.076%	13,697	6,176	7,521	DB
United Kingdom of Great Britain and Northern Ireland	12/20/28	1.000%(Q)		5,000	0.100%	108,882	69,351	39,531	BARC
United Mexican States	12/20/26	1.000%(Q)		4,000	0.257%	16,003	365	15,638	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		1,526	0.349%	10,411	9,601	810	GSI
Volkswagen AG	12/20/26	1.000%(Q)	EUR	500	0.237%	2,360	1,841	519	BARC
Wells Fargo & Co.	12/20/26	1.000%(Q)		950	0.209%	3,980	3,064	916	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		100	0.209%	419	311	108	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)		1,000	0.243%	7,761	6,115	1,646	GSI
						$498,592	$(1,370,183)	$1,868,775

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.11.AAA	11/18/54	0.500%(M)	1,999	*	$6,038	$8,530	$(2,492)	GSI
CMBX.NA.12.AAA	08/17/61	0.500%(M)	2,000	*	7,107	11,527	(4,420)	GSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	2,000	*	11,076	14,158	(3,082)	GSI
CMBX.NA.14.AAA	12/16/72	0.500%(M)	5,000	*	25,687	24,852	835	GSI
CMBX.NA.16.AAA	04/17/65	0.500%(M)	10,919	*	(27,972)	(92,405)	64,433	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	25,000	*	(226,150)	(306,790)	80,640	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	16,065	*	(145,324)	(197,143)	51,819	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	5,000	*	(45,230)	(82,316)	37,086	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	3,500	*	(31,661)	(83,540)	51,879	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	15,529	*	57,016	14,614	42,402	GSI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,980	*	36,643	(59,405)	96,048	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	9,980	*	37,613	11,444	26,169	GSI

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.18.AAA	12/17/57	0.500%(M)	8,982	*	$32,978	$(10,401)	$43,379	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	998	*	3,761	1,045	2,716	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	15,500	*	46,204	10,291	35,913	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	14,910	*	44,445	(1,654)	46,099	CITI
					$(167,769)	$(737,193)	$569,424
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2026:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
CNH	10,000	2.350%(Q)	1,564	1 Day SOFR(Q)/ 3.660%	SCB	01/10/27	$(77,102)	$—	$(77,102)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	18,000	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 4.828%	$(445,617)	$(864,848)	$(419,231)
AUD	10,000	07/10/33	2.987%(S)	6 Month BBSW(2)(S)/ 4.828%	79,366	(812,704)	(892,070)
AUD	24,760	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.828%	—	(944,568)	(944,568)
AUD	3,010	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.828%	(322,293)	(357,754)	(35,461)
AUD	10,000	03/26/36	2.101%(S)	6 Month BBSW(2)(S)/ 4.828%	—	(1,674,722)	(1,674,722)
AUD	1,595	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 4.828%	(178,789)	(271,522)	(92,733)
CAD	9,800	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.370%	242,643	78,664	(163,979)
CAD	3,410	12/03/48	3.450%(S)	1 Day CORRA(2)(S)/ 2.370%	(60,672)	(117,997)	(57,325)
CAD	2,220	12/03/50	3.350%(S)	1 Day CORRA(2)(S)/ 2.370%	(70,909)	(105,893)	(34,984)
CAD	415	12/03/54	3.250%(S)	1 Day CORRA(1)(S)/ 2.370%	(1,955)	25,661	27,616
CHF	14,500	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ (0.049)%	(21,677)	(19,180)	2,497
CHF	800	10/17/31	0.033%(A)	1 Day SARON(2)(S)/ (0.049)%	(400)	(25,301)	(24,901)
CHF	4,000	11/05/31	0.125%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(79,272)	(79,272)
CHF	700	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ (0.049)%	(2,468)	6,352	8,820
CHF	1,050	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(22,218)	(22,218)
CHF	1,135	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.049)%	199,886	174,121	(25,765)
CHF	19,925	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(242,295)	(242,295)
CLP	634,000	02/11/30	3.085%(T)	1 Day CLOIS(2)(T)/ 4.500%	—	(48,609)	(48,609)
CLP	800,000	07/13/30	2.030%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(96,908)	(96,908)
CNH	6,300	12/22/26	2.460%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	4,744	4,744
CNH	434,070	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	378,123	1,513,048	1,134,925
CNH	69,650	12/06/28	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	250,067	250,067
CNH	286,750	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	762,412	762,412
CNH	95,000	07/23/29	1.873%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	102,408	187,789	85,381
CNH	60,000	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	20,954	20,954
CNH	144,425	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	(63,342)	53,519	116,861
CNH	43,200	03/13/31	1.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	38,255	38,255
CNH	62,000	07/01/31	1.448%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	(6,613)	(6,613)
CZK	61,015	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	(6,452)	(6,452)
CZK	72,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	(47,614)	(47,614)
CZK	51,000	05/20/36	4.700%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	18,678	18,678
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)/ 2.713%	1	(4,250)	(4,251)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)/ 2.713%	(3)	(1,149)	(1,146)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)/ 2.713%	—	(29,419)	(29,419)
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)/ 2.713%	—	(5,275)	(5,275)
DKK	9,925	07/10/35	3.200%(A)	6 Month CIBOR(2)(S)/ 2.713%	40,182	(19,390)	(59,572)
EUR	68,585	05/20/27	2.273%(T)	3 Month EURIBOR(2)(Q)/ 2.484%	—	(290,374)	(290,374)
EUR	28,370	05/11/29	2.700%(A)	1 Day EuroSTR(1)(A)/ 2.184%	(78,453)	(17,305)	61,148
EUR	18,515	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	400,943	400,943
EUR	27,230	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(6,305)	(4,220,466)	(4,214,161)
EUR	46,495	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.184%	(384,439)	266,734	651,173
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)/ 2.706%	86	(750,345)	(750,431)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)/ 2.706%	889	(563,048)	(563,937)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(48,820)	(519,404)	(470,584)
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(32,239)	(1,019,527)	(987,288)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)/ 2.706%	—	(347,271)	(347,271)
EUR	19,945	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.706%	—	(120,757)	(120,757)
EUR	14,225	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(206,686)	(2,183,915)	(1,977,229)
EUR	25,210	05/11/33	2.650%(A)	1 Day EuroSTR(1)(A)/ 2.184%	212,598	344,382	131,784
EUR	26,060	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	1,414,600	1,414,600
EUR	28,840	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	1,470,766	1,470,766
EUR	19,745	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	961,965	961,965
EUR	4,290	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	105,804	105,804
EUR	12,390	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.184%	281,463	(237,162)	(518,625)
EUR	47,020	05/11/36	2.700%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(967,093)	(1,274,329)	(307,236)
EUR	14,280	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	452,374	452,374
EUR	365	05/11/39	1.100%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(2,342)	(90,781)	(88,439)
EUR	7,620	05/11/41	2.700%(A)	1 Day EuroSTR(1)(A)/ 2.184%	420,981	478,153	57,172
EUR	12,485	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	3,114,267	3,114,267
EUR	12,485	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.484%	—	(3,066,264)	(3,066,264)
EUR	30,272	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	7,387,835	7,387,835

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	30,272	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.484%	$—	$(7,275,333)	$(7,275,333)
EUR	8,450	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.706%	—	(3,454,347)	(3,454,347)
EUR	17,040	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.706%	—	3,255,297	3,255,297
EUR	17,040	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.484%	—	(3,171,468)	(3,171,468)
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(100,212)	(423,174)	(322,962)
EUR	15,130	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.706%	12,548	1,020,689	1,008,141
EUR	15,130	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.484%	(6,506)	(724,058)	(717,552)
EUR	14,270	03/09/46	0.425%(A)	6 Month EURIBOR(2)(S)/ 2.706%	—	(7,210,510)	(7,210,510)
EUR	7,645	05/11/46	2.650%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(667,536)	(763,166)	(95,630)
EUR	3,000	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)/ 2.706%	(92,812)	(1,088,049)	(995,237)
EUR	26,535	05/11/51	2.600%(A)	1 Day EuroSTR(2)(A)/ 2.184%	(2,914,677)	(3,353,686)	(439,009)
EUR	44,440	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.706%	(31,553)	4,019,230	4,050,783
EUR	24,915	05/11/56	2.500%(A)	1 Day EuroSTR(1)(A)/ 2.184%	3,474,503	3,896,992	422,489
GBP	20,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.731%	1,901,099	780,271	(1,120,828)
GBP	30,750	06/07/28	4.059%(A)	1 Day SONIA(2)(A)/ 3.731%	464	(145,598)	(146,062)
GBP	38,880	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.731%	5,919,338	4,643,725	(1,275,613)
GBP	8,290	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.731%	2,099,979	1,306,113	(793,866)
GBP	8,715	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 3.731%	2,793,290	2,312,720	(480,570)
GBP	3,195	05/08/35	3.900%(A)	1 Day SONIA(1)(A)/ 3.731%	2,157	206,197	204,040
GBP	2,120	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.731%	(503,581)	(850,801)	(347,220)
GBP	9,680	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.731%	(588,239)	(1,142,891)	(554,652)
GBP	5,935	02/08/41	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	403,329	747,864	344,535
GBP	4,100	05/08/42	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	19,101	(2,244,227)	(2,263,328)
GBP	5,860	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.731%	395,352	990,731	595,379
GBP	5,515	02/08/46	3.950%(A)	1 Day SONIA(2)(A)/ 3.731%	(581,375)	(966,290)	(384,915)
GBP	17,360	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.731%	16,739	(674,802)	(691,541)
GBP	9,725	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	1,412,117	(6,262,444)	(7,674,561)
GBP	6,540	05/08/49	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(1,323,600)	(4,589,217)	(3,265,617)
GBP	1,800	05/08/52	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(207,730)	(1,348,520)	(1,140,790)
GBP	3,700	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.731%	(1,967,817)	(2,865,612)	(897,795)
GBP	2,720	02/08/56	3.900%(A)	1 Day SONIA(2)(A)/ 3.731%	(426,769)	(648,205)	(221,436)
GBP	28,595	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.731%	(18,440)	672,543	690,983
HUF	500,000	03/31/31	2.460%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	(209,111)	(209,111)
ILS	21,840	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 3.500%	1,157	145,111	143,954
JPY	2,000,000	01/04/27	(0.033)%(S)	1 Day TONAR(2)(S)/ 0.977%	1,177	(74,918)	(76,095)
JPY	2,100,000	05/06/27	0.020%(S)	1 Day TONAR(2)(S)/ 0.977%	18	(155,174)	(155,192)
JPY	2,140,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.977%	(46,210)	(103,136)	(56,926)
JPY	2,430,000	01/08/28	0.600%(A)	1 Day TONAR(2)(A)/ 0.977%	(145,717)	(198,869)	(53,152)
JPY	6,295,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.977%	—	618,213	618,213
JPY	7,080,000	07/08/28	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.977%	1,970,701	1,397,017	(573,684)
JPY	3,674,000	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(592,739)	(592,739)
JPY	1,800,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ 0.977%	35	(450,112)	(450,147)
JPY	135,000	02/20/29	1.260%(S)	1 Day TONAR(2)(S)/ 0.977%	(2,148)	(8,925)	(6,777)
JPY	2,500,000	03/22/29	0.068%(S)	1 Day TONAR(2)(S)/ 0.977%	(945)	(735,454)	(734,509)
JPY	50,000	04/02/29	1.288%(S)	1 Day TONAR(2)(S)/ 0.977%	(502)	(3,570)	(3,068)
JPY	100,000	08/18/29	1.070%(S)	1 Day TONAR(2)(S)/ 0.977%	(1,461)	(13,913)	(12,452)
JPY	100,000	08/28/29	1.043%(S)	1 Day TONAR(2)(S)/ 0.977%	(1,259)	(14,725)	(13,466)
JPY	200,000	09/09/29	1.061%(S)	1 Day TONAR(2)(S)/ 0.977%	(2,339)	(29,302)	(26,963)
JPY	655,000	09/29/29	1.064%(S)	1 Day TONAR(2)(S)/ 0.977%	(6,010)	(98,842)	(92,832)
JPY	300,000	07/02/30	0.047%(S)	1 Day TONAR(2)(S)/ 0.977%	(130)	(140,076)	(139,946)
JPY	200,000	04/01/31	0.319%(S)	1 Day TONAR(2)(S)/ 0.977%	(576)	(102,625)	(102,049)
JPY	215,000	05/06/31	0.354%(S)	1 Day TONAR(2)(S)/ 0.977%	(324)	(110,416)	(110,092)
JPY	150,000	07/07/31	0.071%(S)	1 Day TONAR(2)(S)/ 0.977%	(152)	(92,556)	(92,404)
JPY	2,945,000	07/08/31	0.000%(A)	1 Day TONAR(1)(A)/ 0.977%	1,073,710	1,827,894	754,184
JPY	700,000	08/05/31	0.026%(S)	1 Day TONAR(2)(S)/ 0.977%	33	(464,966)	(464,999)
JPY	256,500	08/15/31	0.223%(S)	1 Day TONAR(2)(S)/ 0.977%	(873)	(154,525)	(153,652)
JPY	130,000	08/30/31	0.217%(S)	1 Day TONAR(2)(S)/ 0.977%	(361)	(79,158)	(78,797)
JPY	120,000	09/08/31	0.316%(S)	1 Day TONAR(2)(S)/ 0.977%	(468)	(69,554)	(69,086)
JPY	190,000	09/21/31	0.328%(S)	1 Day TONAR(2)(S)/ 0.977%	(665)	(110,298)	(109,633)
JPY	350,000	10/14/31	0.270%(S)	1 Day TONAR(2)(S)/ 0.977%	(713)	(212,256)	(211,543)

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	200,000	04/06/32	0.484%(S)	1 Day TONAR(2)(S)/ 0.977%	$(889)	$(120,859)	$(119,970)
JPY	159,520	04/07/32	0.491%(S)	1 Day TONAR(2)(S)/ 0.977%	(709)	(96,038)	(95,329)
JPY	1,200,000	05/19/32	0.023%(S)	1 Day TONAR(2)(S)/ 0.977%	(15)	(940,237)	(940,222)
JPY	800,000	05/29/32	0.016%(S)	1 Day TONAR(2)(S)/ 0.977%	(2)	(632,107)	(632,105)
JPY	140,000	06/07/32	0.451%(S)	1 Day TONAR(2)(S)/ 0.977%	—	(89,221)	(89,221)
JPY	71,000	09/21/32	0.463%(S)	1 Day TONAR(2)(S)/ 0.977%	(380)	(48,320)	(47,940)
JPY	160,000	11/14/32	2.390%(S)	1 Day TONAR(2)(S)/ 0.977%	—	6,432	6,432
JPY	530,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.977%	(194,003)	(486,409)	(292,406)
JPY	4,810,000	02/12/36	2.049%(A)	1 Day TONAR(1)(A)/ 0.977%	—	1,429,927	1,429,927
JPY	900,000	01/04/38	0.757%(S)	1 Day TONAR(2)(S)/ 0.977%	(19,168)	(1,203,433)	(1,184,265)
JPY	800,000	03/28/38	0.656%(S)	1 Day TONAR(2)(S)/ 0.977%	(6,611)	(1,150,749)	(1,144,138)
JPY	675,000	04/06/38	0.655%(S)	1 Day TONAR(2)(S)/ 0.977%	(4,944)	(973,624)	(968,680)
JPY	285,000	07/08/38	0.200%(A)	1 Day TONAR(1)(A)/ 0.977%	318,796	494,696	175,900
JPY	600,000	08/10/38	0.822%(S)	1 Day TONAR(2)(S)/ 0.977%	(10,669)	(829,641)	(818,972)
JPY	2,430,385	12/03/38	0.600%(S)	1 Day TONAR(2)(S)/ 0.977%	(1,071)	(3,837,103)	(3,836,032)
JPY	969,000	12/03/39	0.650%(S)	1 Day TONAR(2)(S)/ 0.977%	(471)	(1,644,797)	(1,644,326)
JPY	765,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.977%	(104,869)	(915,814)	(810,945)
JPY	166,000	05/09/43	0.820%(S)	1 Day TONAR(2)(S)/ 0.977%	(747)	(340,333)	(339,586)
JPY	2,000,000	10/23/45	0.333%(S)	1 Day TONAR(2)(S)/ 0.977%	(5,676)	(5,627,631)	(5,621,955)
JPY	775,000	04/12/46	0.496%(S)	1 Day TONAR(2)(S)/ 0.977%	(4,225)	(2,108,055)	(2,103,830)
JPY	110,291	04/15/46	0.560%(S)	1 Day TONAR(2)(S)/ 0.977%	(633)	(293,379)	(292,746)
JPY	3,302,180	07/10/46	4.364%(A)	1 Day TONAR(2)(A)/ 0.977%	—	64,503	64,503
JPY	26,000	10/04/47	0.942%(S)	1 Day TONAR(2)(S)/ 0.977%	(315)	(63,744)	(63,429)
JPY	560,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ 0.977%	(1,317)	(1,412,352)	(1,411,035)
JPY	940,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.977%	60,876	1,689,474	1,628,598
JPY	500,000	05/29/50	0.186%(S)	1 Day TONAR(2)(S)/ 0.977%	(147)	(1,757,960)	(1,757,813)
JPY	975,000	07/08/50	1.700%(A)	1 Day TONAR(1)(A)/ 0.977%	150,529	1,821,568	1,671,039
JPY	500,000	08/26/50	0.334%(S)	1 Day TONAR(2)(S)/ 0.977%	(3,312)	(1,695,545)	(1,692,233)
JPY	1,000,000	12/16/50	0.338%(S)	1 Day TONAR(2)(S)/ 0.977%	(11,409)	(3,409,554)	(3,398,145)
JPY	1,200,000	02/08/51	0.467%(S)	1 Day TONAR(2)(S)/ 0.977%	(13,574)	(3,951,625)	(3,938,051)
JPY	1,650,000	03/30/51	0.520%(S)	1 Day TONAR(2)(S)/ 0.977%	(11,734)	(5,354,363)	(5,342,629)
JPY	701,000	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.977%	—	1,915,181	1,915,181
JPY	1,000,000	07/08/54	0.450%(A)	1 Day TONAR(1)(A)/ 0.977%	1,781,890	3,541,491	1,759,601
JPY	170,000	04/08/56	1.750%(A)	1 Day TONAR(2)(A)/ 0.977%	(279,985)	(360,817)	(80,832)
JPY	1,061,945	07/10/56	3.558%(A)	1 Day TONAR(1)(A)/ 0.977%	—	2,875	2,875
KRW	19,850,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(118,553)	(118,553)
KRW	20,447,900	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	229,341	(508,118)	(737,459)
KRW	11,000,000	02/05/30	1.319%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	2	(678,539)	(678,541)
KRW	5,000,000	01/05/31	1.258%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(387,681)	(387,681)
KRW	4,000,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(307,362)	(307,362)
KRW	1,067,160	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(12,340)	(37,789)	(25,449)
KRW	2,640,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(47,867)	(47,867)
KRW	30,916,085	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	6,566	(1,277,677)	(1,284,243)
KRW	12,166,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	344,061	(541,950)	(886,011)
KRW	6,410,000	03/10/36	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(53,648)	(320,068)	(266,420)
KRW	3,257,900	03/13/36	3.550%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(97,079)	(97,079)
KRW	11,100,000	11/08/39	3.000%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(898,252)	(898,252)
KRW	12,200,000	01/15/41	3.360%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(696,893)	(696,893)
KRW	8,800,000	11/08/44	2.840%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	—	971,726	971,726
MXN	443,700	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(577,512)	(577,512)
MYR	30,100	03/12/31	3.480%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(41)	(59,223)	(59,182)
NOK	36,000	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(296,746)	(296,746)
NOK	48,000	10/07/29	1.660%(A)	6 Month NIBOR(2)(S)/ 4.850%	—	(480,896)	(480,896)
NZD	6,450	11/28/28	2.950%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(63,161)	(63,161)
NZD	5,340	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.935%	174,217	35,731	(138,486)
NZD	21,660	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(238,687)	(238,687)
PLN	10,000	03/26/31	1.675%(A)	6 Month WIBOR(2)(S)/ 3.840%	—	(318,021)	(318,021)
SEK	60,000	07/10/32	3.150%(A)	3 Month STIBOR(1)(Q)/ 2.042%	(346,154)	(75,641)	270,513
SGD	17,215	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.829%	58,835	(579,317)	(638,152)
SGD	680	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.829%	30,109	12,297	(17,812)

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SGD	1,850	09/11/35	1.720%(S)	1 Day SORA(2)(S)/ 0.829%	$—	$(63,948)	$(63,948)
SGD	2,690	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.829%	—	(100,748)	(100,748)
SGD	5,540	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.829%	—	(207,581)	(207,581)
SGD	4,900	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.829%	(20,662)	(174,820)	(154,158)
THB	1,378,430	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.986%	—	(17,844)	(17,844)
THB	173,600	04/28/30	1.020%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	(109,090)	(109,090)
THB	23,000	05/29/30	2.645%(Q)	1 Day THOR(2)(Q)/ 0.986%	(485)	28,725	29,210
THB	72,900	06/25/30	0.990%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	(51,775)	(51,775)
THB	200,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	(134,810)	(134,810)
THB	115,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	(70,914)	(70,914)
THB	260,500	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	514,727	514,727
THB	218,530	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	393,700	393,700
THB	110,000	04/23/34	2.855%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	206,933	206,933
THB	204,200	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	65,829	65,829
THB	46,400	03/16/36	1.900%(Q)	1 Day THOR(2)(Q)/ 0.986%	—	(29,435)	(29,435)
TWD	564,000	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.681%	—	166,504	166,504
	50,180	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(385,946)	(385,946)
	125,860	05/11/28	4.350%(A)	1 Day SOFR(2)(A)/ 3.660%	1,452,929	638,134	(814,795)
	78,070	07/08/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	52,193	(191,832)	(244,025)
	32,215	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	27,435	27,435
	30,430	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(155,681)	(155,681)
	30,780	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.660%	—	(26,592)	(26,592)
	31,170	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(374,645)	(374,645)
	21,040	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.660%	—	356,458	356,458
	310	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.660%	—	9,945	9,945
	15,700	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.660%	—	769,533	769,533
	11,300	05/11/41	4.050%(A)	1 Day SOFR(1)(A)/ 3.660%	(15,117)	520,228	535,345
	21,865	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	(876,930)	(1,515,099)	(638,169)
	9,710	04/13/46	4.148%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(508,863)	(508,863)
	29,415	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.660%	(10,958,223)	(13,600,839)	(2,642,616)
	8,440	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(918,350)	(918,350)
	7,443	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	704,293	704,293
	7,710	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.660%	—	614,227	614,227
	15,125	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.660%	(82,946)	(1,635,136)	(1,552,190)
	27,110	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	11,885,095	13,781,838	1,896,743
	140,995	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	565,538	6,496,362	5,930,824
	14,416	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,414,898	1,414,898
	7,515	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	—	974,627	974,627
	21,200	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.660%	(409,640)	1,311,214	1,720,854
	23,230	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.660%	854,613	2,522,928	1,668,315
	36,892	09/17/55	3.897%(A)	1 Day SOFR(1)(A)/ 3.660%	—	3,724,621	3,724,621
	79,106	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	1,762	546,066	544,304
	77,081	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(35,358)	543,587	578,945
	16,430	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.660%	169,941	2,863,309	2,693,368
	24,840	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.660%	111,923	1,413,815	1,301,892
ZAR	287,000	06/01/36	8.140%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(609)	(250,471)	(249,862)
					$15,679,459	$(42,439,149)	$(58,118,608)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	50,000	01/02/35	14.065%(T)	1 Day BROIS(1)(T)/ 0.053%	$208,706	$—	$208,706	GSI
BRL	50,000	01/02/35	14.320%(T)	1 Day BROIS(2)(T)/ 0.053%	(207,768)	—	(207,768)	GSI
CNH	1,000	06/15/28	2.365%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.457%	(2,792)	—	(2,792)	MSI
CNH	1,000	06/15/28	2.410%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	2,891	—	2,891	MSI
CNH	75,000	07/12/28	2.410%(Q)	7 Day China Fixing Repo Rates(1)(Q)/ 1.457%	(219,642)	—	(219,642)	MSI
CNH	75,000	07/12/28	2.455%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	229,435	—	229,435	MSI
CNH	34,800	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	213,418	—	213,418	MSI

PGIM Global Total Return Fund

PGIM Global Total Return Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
CNH	16,100	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	$108,338	$—	$108,338	MSI
CNH	5,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	44,861	—	44,861	SCB
CNH	30,000	11/02/31	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	288,588	—	288,588	SCB
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)/ 0.072%	(9,182)	—	(9,182)	HSBC
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(3,685)	(7)	(3,678)	JPM
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(14,352)	—	(14,352)	MSI
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(44,185)	—	(44,185)	CITI
KRW	520,000	01/27/31	1.870%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(31,175)	—	(31,175)	JPM
KRW	8,100,000	05/30/34	3.418%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(237,945)	—	(237,945)	GSI
KRW	3,330,000	05/30/54	2.968%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	341,773	—	341,773	GSI
KRW	7,200,000	01/15/56	3.010%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	694,463	—	694,463	MSI
MYR	45,900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(21,305)	(29)	(21,276)	HSBC
MYR	3,000	07/29/27	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(3,426)	2	(3,428)	JPM
MYR	3,160	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(1,916)	(6)	(1,910)	MSI
MYR	11,700	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(34,582)	16	(34,598)	MSI
MYR	17,800	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(85,445)	9	(85,454)	MSI
MYR	17,745	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(17,042)	4	(17,046)	JPM
MYR	13,700	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(131,652)	(9)	(131,643)	JPM
	10,000	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 2.160%	(277,665)	—	(277,665)	JPM
					$788,714	$(20)	$788,734

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).